Consolidated Schedule of Investments (unaudited) April 30, 2020	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 6.4%

Australia — 1.5%
Commonwealth of Australia:
1.25%, 02/21/22	AUD	1,222	$806,852
3.00%, 09/20/25		1,460	1,098,517
0.75%, 11/21/27		823	559,691
2.50%, 09/20/30		936	756,794
2.00%, 08/21/35		687	549,739
1.25%, 08/21/40		922	676,614
1.00%, 02/21/50		530	374,573

			4,822,780

Canada — 1.3%
Canadian Government Bond.:
6.97%, 12/01/21	CAD	502	378,503
6.59%, 12/01/26		482	438,235
4.00%, 12/01/31		1,017	1,059,696
3.97%, 12/01/36		476	499,774
2.45%, 12/01/41		493	486,584
1.77%, 12/01/44		602	564,466
1.38%, 12/01/47		503	468,366
0.52%, 12/01/50		385	306,414

			4,202,038

France — 2.6%
French Republic:
0.10%, 07/25/21	EUR	278	306,131
1.10%, 07/25/22		775	888,930
2.10%, 07/25/23		405	483,511
0.25%, 07/25/24		1,275	1,469,767
1.85%, 07/25/27		917	1,204,902
0.10%, 03/01/29		524	615,737
4.42%, 07/25/29		544	827,139
4.08%, 07/25/32		891	1,446,558
0.10%, 07/25/36(a)		25	29,769
2.16%, 07/25/40(a)		525	855,943
0.10%, 07/25/47(a)		355	451,391

			8,579,778

Germany — 0.8%
Federal Republic of Germany:
0.11%, 04/15/23		615	690,384
0.10%, 04/15/26		584	685,363
0.53%, 04/15/30		572	730,276
0.10%, 04/15/46		330	496,268

			2,602,291

United Kingdom — 0.2%
U.K. Treasury Inflation Linked Bonds:
0.13%, 08/10/28	GBP	45	71,059
0.13%, 11/22/36		54	102,441
0.13%, 08/10/41		43	88,545
0.13%, 08/10/48		43	99,865
0.13%, 11/22/56		25	69,878
0.13%, 11/22/65		31	102,113

			533,901

Total Foreign Government Obligations — 6.4% (Cost: $21,520,220)			20,740,788

Security		Par (000)	Value

U.S. Treasury Obligations — 1.6%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	54	$62,819
1.75%, 01/15/28		111	129,485
3.63%, 04/15/28		155	204,112
2.50%, 01/15/29		37	46,882
3.88%, 04/15/29		178	245,160
3.38%, 04/15/32		13	19,274
2.13%, 02/15/40 - 02/15/41		216	316,824
0.75%, 02/15/42 - 02/15/45		253	303,246
0.63%, 02/15/43		101	117,964
1.38%, 02/15/44		59	79,922
1.00%, 02/15/46 - 02/15/49		115	152,056
0.88%, 02/15/47		53	66,939
0.25%, 02/15/50		38	43,103
U.S. Treasury Inflation Linked Notes:
0.63%, 07/15/21 - 01/15/24		539	545,989
0.13%, 01/15/22 - 07/15/24		999	998,153
0.38%, 07/15/23 - 07/15/27		821	853,454
0.50%, 04/15/24 - 01/15/28		291	303,219
0.25%, 01/15/25		259	265,521
0.75%, 07/15/28		180	197,974
0.88%, 01/15/29		91	101,498

Total U.S. Treasury Obligations — 1.6% (Cost: $4,744,404)			5,053,594

Total Long-Term Investments — 8.0% (Cost: $26,264,624)			25,794,382

Short-Term Securities — 72.6%

	Shares

Money Market Funds — 15.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%(b)*		51,454,761	51,454,761

Total Money Market Funds — 15.9% (Cost: $51,454,761)			51,454,761

	Par (000)

U.S. Treasury Obligations — 56.7%
U.S. Treasury Bills(c):
1.43%, 08/13/20		42,000	41,987,260
1.84%, 06/18/20		55,000	54,993,950
1.85%, 07/16/20		39,000	38,992,076
2.10%, 05/21/20		48,000	47,997,733

Total U.S. Treasury Obligations — 56.7% (Cost: $183,489,261)			183,971,019

Total Short-Term Securities — 72.6% (Cost: $234,944,022)			235,425,780

Total Investments — 80.6% (Cost: $261,208,646)			261,220,162

Other Assets Less Liabilities — 19.4%			62,948,034

Net Assets — 100.0%			$324,168,196

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Shares	Shares	Shares Held at	Value at		Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/19	Purchased	Sold	04/30/20	04/30/20	Income	Gain (Loss)	(a)	(Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	13,562,162	37,892,599	—	51,454,761	$51,454,761	$166,057	$31		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
AEX Index	81	05/15/20	$9,081	$182,902
CAC 40 10 Euro Index	302	05/15/20	15,043	419,245
IBEX 35 Index	140	05/15/20	10,612	(126,637)
Hang Seng Index	9	05/28/20	1,422	(3,239)
RBOB Gasoline (a)	89	05/29/20	2,929	116,911
Euro-Bund	797	06/08/20	152,346	1,342,150
Low Sulphur Gasoil (a)	98	06/11/20	2,497	234,439
Australia 10 Year Bond	612	06/15/20	59,362	102,229
SPI 200 Index	31	06/18/20	2,798	182,154
Canada 10 Year Bond	128	06/19/20	13,738	105,170
FTSE/MIB Index	13	06/19/20	1,251	182,150
100 oz Gold (a)	51	06/26/20	8,640	113,894
Long Gilt	67	06/26/20	11,620	53,868
Silver (a)	34	07/29/20	2,545	(119,833)

				2,785,403

Short Contracts
OMXS30 Index	711	05/15/20	11,501	(466,121)
WTI Crude Oil (a)	28	05/19/20	528	(5,031)
Natural Gas (a)	281	05/27/20	5,477	(5,183)
Hang Seng China Enterprises Index	56	05/28/20	3,605	(127,649)
SGX NIFTY 50 Index	211	05/28/20	4,129	(183,141)
Brent Crude Oil (a)	197	05/29/20	5,217	(643,847)
TOPIX Index	1	06/11/20	135	(4,805)
S&P/TSX 60 Index	10	06/18/20	1,276	(38,872)
FTSE 100 Index	63	06/19/20	4,670	(31,806)
S&P 500 E-Mini Index	93	06/19/20	13,496	(2,624,090)
U.S. Treasury 10 Year Note	852	06/19/20	118,481	(755,991)

				(4,886,536)

				$(2,101,133)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	61,194,000	(a)	USD	37,384,002	Morgan Stanley & Co. International plc	06/17/20	$2,498,494
CAD	21,897,000	(a)	USD	15,476,910	Morgan Stanley & Co. International plc	06/17/20	255,615
CHF	2,701,000	(a)	USD	2,786,498	Morgan Stanley & Co. International plc	06/17/20	15,311
EUR	25,946,000	(a)	USD	28,149,304	Morgan Stanley & Co. International plc	06/17/20	309,445
GBP	17,097,000	(a)	USD	20,729,290	Morgan Stanley & Co. International plc	06/17/20	808,463
HKD	6,127,000	(a)	USD	788,572	Morgan Stanley & Co. International plc	06/17/20	1,256
INR	769,818,000	(a)	USD	10,134,118	BNP Paribas SA	06/17/20	10,120
JPY	494,070,000	(a)	USD	4,551,574	Morgan Stanley & Co. International plc	06/17/20	55,412
KRW	1,731,470,000	(a)	USD	1,423,322	Bank of America NA	06/17/20	2,962
KRW	2,665,464,000	(a)	USD	2,189,203	BNP Paribas SA	06/17/20	6,449
KRW	2,000,044,753	(a)	USD	1,640,725	Deutsche Bank AG	06/17/20	6,794
KRW	16,052,389,247	(a)	USD	13,179,461	HSBC Bank plc	06/17/20	43,551
KRW	11,303,970,000	(a)	USD	9,251,463	JPMorgan Chase Bank NA	06/17/20	60,082
KRW	17,433,650,000	(a)	USD	14,020,822	Morgan Stanley & Co. International plc	06/17/20	339,989
NZD	36,300,000	(a)	USD	21,601,790	Morgan Stanley & Co. International plc	06/17/20	659,694
SEK	21,138,000		USD	2,123,067	JPMorgan Chase Bank NA	06/17/20	44,591
SGD	982,000	(a)	USD	691,657	Morgan Stanley & Co. International plc	06/17/20	4,855
TWD	51,177,000	(a)	USD	1,720,590	Bank of America NA	06/17/20	14,120

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

TWD	288,398,380	(a)	USD	9,662,882	Barclays Bank plc	06/17/20	$112,754
TWD	54,704,000	(a)	USD	1,838,296	BNP Paribas SA	06/17/20	15,967
TWD	480,501,000	(a)	USD	16,088,470	Deutsche Bank AG	06/17/20	198,734
TWD	555,490,000	(a)	USD	18,674,806	HSBC Bank plc	06/17/20	154,246
TWD	196,059,000	(a)	USD	6,559,533	JPMorgan Chase Bank NA	06/17/20	86,140
TWD	29,820,620	(a)	USD	999,166	Morgan Stanley & Co. International plc	06/17/20	11,642
USD	62,622,581	(a)	AUD	94,556,062	Morgan Stanley & Co. International plc	06/17/20	996,739
USD	45,601,759	(a)	BRL	214,611,000	Bank of America NA	06/17/20	6,271,943
USD	8,101,141	(a)	BRL	37,870,000	Deutsche Bank AG	06/17/20	1,161,049
USD	824,777	(a)	BRL	4,161,000	JPMorgan Chase Bank NA	06/17/20	62,228
USD	2,737,572	(a)	BRL	12,831,000	Morgan Stanley & Co. International plc	06/17/20	386,151
USD	13,264,025	(a)	CHF	12,654,000	Morgan Stanley & Co. International plc	06/17/20	137,738
USD	61,472,690	(a)	EUR	54,696,335	Morgan Stanley & Co. International plc	06/17/20	1,479,271
USD	6,484,732	(a)	GBP	5,024,000	Morgan Stanley & Co. International plc	06/17/20	155,805
USD	1,053,748	(a)	HKD	8,174,000	Morgan Stanley & Co. International plc	06/17/20	43
USD	9,432,586	(a)	INR	714,990,000	Deutsche Bank AG	06/17/20	10,841
USD	8,238,648	(a)	INR	621,791,000	JPMorgan Chase Bank NA	06/17/20	45,028
USD	17,148,657	(a)	JPY	1,821,944,633	Morgan Stanley & Co. International plc	06/17/20	159,821
USD	16,001,215	(a)	KRW	19,282,264,000	BNP Paribas SA	06/17/20	117,623
USD	35,896,608	(a)	KRW	42,801,320,000	HSBC Bank plc	06/17/20	639,405
USD	24,783,824	(a)	MXN	573,326,000	Morgan Stanley & Co. International plc	06/17/20	1,167,766
USD	628,464	(a)	NOK	6,044,000	Morgan Stanley & Co. International plc	06/17/20	38,372
USD	1,141,604	(a)	RUB	84,844,000	Bank of America NA	06/17/20	10,144
USD	1,314,711	(a)	RUB	97,474,000	JPMorgan Chase Bank NA	06/17/20	14,821
USD	1,629,283	(a)	SEK	15,736,000	Deutsche Bank AG	06/17/20	15,589
USD	471,120		SEK	4,486,000	JPMorgan Chase Bank NA	06/17/20	11,090
USD	892,247	(a)	SGD	1,245,000	Morgan Stanley & Co. International plc	06/17/20	9,195

							18,607,348

BRL	52,924,000	(a)	USD	10,676,619	Bank of America NA	06/17/20	(977,716)
BRL	14,746,000	(a)	USD	2,761,770	BNP Paribas SA	06/17/20	(59,404)
BRL	41,312,000	(a)	USD	7,830,268	Deutsche Bank AG	06/17/20	(259,392)
BRL	28,925,000	(a)	USD	5,595,860	JPMorgan Chase Bank NA	06/17/20	(295,037)
BRL	68,691,000	(a)	USD	13,232,103	Morgan Stanley & Co. International plc	06/17/20	(643,725)
CAD	97,899,276	(a)	USD	72,721,031	Morgan Stanley & Co. International plc	06/17/20	(2,382,501)
CHF	11,110,000	(a)	USD	11,795,687	Morgan Stanley & Co. International plc	06/17/20	(271,028)
EUR	12,772,000	(a)	USD	14,075,382	Morgan Stanley & Co. International plc	06/17/20	(66,474)
GBP	3,329,994	(a)	USD	4,304,063	Morgan Stanley & Co. International plc	06/17/20	(109,141)
HKD	5,182,000	(a)	USD	668,252	Morgan Stanley & Co. International plc	06/17/20	(243)
INR	2,920,310,000	(a)	USD	38,849,408	HSBC Bank plc	06/17/20	(367,169)
INR	211,145,000	(a)	USD	2,815,454	JPMorgan Chase Bank NA	06/17/20	(33,102)
JPY	2,089,641,000	(a)	USD	19,643,748	Morgan Stanley & Co. International plc	06/17/20	(158,761)
KRW	7,548,147,000	(a)	USD	6,347,942	HSBC Bank plc	06/17/20	(130,223)
MXN	676,950,000	(a)	USD	33,827,757	Morgan Stanley & Co. International plc	06/17/20	(5,943,289)
NZD	30,706,000	(a)	USD	19,327,957	Morgan Stanley & Co. International plc	06/17/20	(497,071)
RUB	2,844,162,000	(a)	USD	38,878,573	Bank of America NA	06/17/20	(949,488)
RUB	93,352,000	(a)	USD	1,364,211	JPMorgan Chase Bank NA	06/17/20	(119,290)
SEK	7,662,000		USD	786,694	JPMorgan Chase Bank NA	06/17/20	(972)
SEK	19,035,532	(a)	USD	2,026,650	Morgan Stanley & Co. International plc	06/17/20	(74,596)
USD	21,678,327	(a)	AUD	34,967,000	Morgan Stanley & Co. International plc	06/17/20	(1,111,018)
USD	68,460,441	(a)	CAD	96,934,000	Morgan Stanley & Co. International plc	06/17/20	(1,184,559)
USD	3,510,700	(a)	CHF	3,423,000	Morgan Stanley & Co. International plc	06/17/20	(40,057)
USD	4,339,900	(a)	EUR	3,991,000	Morgan Stanley & Co. International plc	06/17/20	(37,609)
USD	17,704,902	(a)	GBP	14,282,000	Morgan Stanley & Co. International plc	06/17/20	(286,687)
USD	1,105,286	(a)	HKD	8,589,000	Morgan Stanley & Co. International plc	06/17/20	(1,917)
USD	6,130,205	(a)	INR	473,874,000	Bank of America NA	06/17/20	(114,247)
USD	353,808	(a)	INR	27,510,000	Barclays Bank plc	06/17/20	(8,703)
USD	1,570,262	(a)	INR	122,012,000	BNP Paribas SA	06/17/20	(37,545)
USD	8,223,369	(a)	INR	637,945,000	HSBC Bank plc	06/17/20	(183,120)
USD	4,541,840	(a)	INR	352,100,000	JPMorgan Chase Bank NA	06/17/20	(97,939)
USD	3,998,199	(a)	INR	311,299,000	Morgan Stanley & Co. International plc	06/17/20	(103,927)
USD	22,228,820	(a)	JPY	2,406,130,000	Morgan Stanley & Co. International plc	06/17/20	(207,288)
USD	10,618,509	(a)	KRW	13,040,615,000	Bank of America NA	06/17/20	(123,581)

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	7,806,343	(a)	MXN	191,160,000	Morgan Stanley & Co. International plc	06/17/20	$(67,790)
USD	337,821	(a)	NOK	3,552,000	Morgan Stanley & Co. International plc	06/17/20	(8,970)
USD	13,219,627	(a)	NZD	22,358,000	Morgan Stanley & Co. International plc	06/17/20	(491,731)
USD	25,885,984	(a)	RUB	1,990,550,300	Bank of America NA	06/17/20	(659,533)
USD	970,559	(a)	RUB	74,355,700	Deutsche Bank AG	06/17/20	(21,031)
USD	1,716,883	(a)	RUB	133,831,000	HSBC Bank plc	06/17/20	(67,857)
USD	3,587,032	(a)	RUB	288,746,000	JPMorgan Chase Bank NA	06/17/20	(263,617)
USD	1,697,380	(a)	RUB	137,997,000	Morgan Stanley & Co. International plc	06/17/20	(142,916)
USD	3,029,617		SEK	30,462,000	JPMorgan Chase Bank NA	06/17/20	(94,199)
USD	1,153,139	(a)	SEK	11,548,000	Morgan Stanley & Co. International plc	06/17/20	(31,084)
USD	11,897,818	(a)	TWD	353,538,000	Bank of America NA	06/17/20	(85,811)
USD	21,421,325	(a)	TWD	635,967,000	BNP Paribas SA	06/17/20	(135,600)
USD	18,015,669	(a)	TWD	534,749,000	HSBC Bank plc	06/17/20	(110,341)
USD	561,090	(a)	TWD	16,785,000	JPMorgan Chase Bank NA	06/17/20	(7,860)

							(19,065,159)

Net Unrealized Depreciation							$(457,811)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	NR		USD	7,200		$(333,055)	$(335,847)	$2,792
ITRAXX.EUR.
CROSSOVER.33.V1	5.00	Quarterly	06/20/25	NR		EUR	7,235		75,323	(140,680)	216,003

									$(257,732)	$(476,527)	$218,795

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Taiwan Capitalization Weighted Stock Index Future May 2020	TWD	197,653,401		Merrill Lynch International & Co.	05/20/20	TWD	197,653	$642,214	$—	$642,214
Taiwan Capitalization Weighted Stock Index Future May 2020	TWD	463,196,786		Merrill Lynch International & Co.	05/20/20	TWD	463,197	1,062,923	—	1,062,923
Taiwan Capitalization Weighted Stock Index Future May 2020	TWD	87,313,933		Merrill Lynch International & Co.	05/20/20	TWD	87,314	229,693	—	229,693
KOSPI 200 Index Futures June 2020	KRW	(10,157,759,150)		Merrill Lynch International & Co.	06/11/20	KRW	10,157,759	181,303	—	181,303
KOSPI 200 Index Futures June 2020	KRW	(7,200,762,150)		Merrill Lynch International & Co.	06/11/20	KRW	7,200,762	(1,027,546)	—	(1,027,546)
KOSPI 200 Index Futures June 2020	KRW	(1,808,534,800)		Merrill Lynch International & Co.	06/11/20	KRW	1,808,535	(316,234)	—	(316,234)
BOVESPA Index Futures Jun 2020	BRL	(2,921,019)		Merrill Lynch International & Co.	06/17/20	BRL	2,921	4,068	—	4,068
BOVESPA Index Futures June 2020	BRL	(4,065,978)		Merrill Lynch International & Co.	06/17/20	BRL	4,066	(7,502)	—	(7,502)
BOVESPA Index Futures June 2020	BRL	(3,231,384)		Merrill Lynch International & Co.	06/17/20	BRL	3,231	1,909	—	1,909

5

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

OTC Total Return Swaps (continued)

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Swiss Market Index Futures June 2020	CHF	476,421		JPMorgan Chase Bank NA	06/19/20	CHF	476	$4,899	$—	$4,899
Swiss Market Index Futures June 2020	CHF	456,869		JPMorgan Chase Bank NA	06/19/20	CHF	457	25,156	—	25,156
Swiss Market Index Futures June 2020	CHF	1,385,208		JPMorgan Chase Bank NA	06/19/20	CHF	1,385	259,728	—	259,728
Swiss Market Index Futures June 2020	CHF	6,643,336		JPMorgan Chase Bank NA	06/19/20	CHF	6,643	1,691,215	—	1,691,215

								$2,751,826	$—	$2,751,826

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Bank of America NA	02/15/23	$2,359,123	$(116,206	)(b)	$2,051,992	60.1%
	Citibank NA	02/22/22 - 02/27/23	2,138,430	(131,257	)(c)	1,862,020	68.9
	Credit Suisse International	02/08/23	3,214,615	(2,714,011	)(d)	359,694	72.2
	Deutsche Bank AG	03/29/21 - 02/17/23	2,828,930	101,298	(e)	2,891,743	2.9
	JPMorgan Chase Bank NA	02/08/23	79,730	13,417	(f)	81,229	0.0

				$(2,846,759)		$7,246,678

(a) The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 6-425 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

Association of Banks in Singapore Interbank Offer Rate Overnight

ASX Australian Bank Bill Short Term Rates 1 Month

Bank of Canada Overnight Rate Target

Canada Bankers Acceptances 1 Month

Copenhagen Interbank Offered Rate:

      DKK 1 Day

      DKK 1 Week

      DKK 1 Month

Euro Denominated LIBOR Rate 1 Month

Hong Kong Dollar HIBOR Fixings:

      HKD 1 Week

      HKD 1 Month

Intercontinental Exchange LIBOR:

      CHF 1 Week

      CHF 1 Month

      EUR 1 Week

      EUR 1 Month

      GBP 1 Week

      GBP 1 Month

      JPY 1 Week

      JPY 1 Month

      USD 1 Week

      USD 1 Month

Norwegian Interbank Offered Rate:

      NOK 1 Day

      NOK 1 Week

      NOK 1 Month

6

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

Stockholm Interbank Offered Rate:

      SEK 1 Week

      SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $190,925 of net dividends and financing fees.
(c)	Amount includes $145,153 of net dividends and financing fees.
(d)	Amount includes $140,910 of net dividends and financing fees.
(e)	Amount includes $38,485 of net dividends and financing fees.
(f)	Amount includes $11,918 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of April 30, 2020, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	23,442	$257,276	12.5%
Aristocrat Leisure Ltd.	5,810	95,283	4.6
ASX Ltd.	7,013	369,764	18.0
Aurizon Holdings Ltd.	246,976	750,277	36.6
BHP Group plc	3,430	57,572	2.8
Brambles Ltd.	9,830	70,260	3.4
CSL Ltd.	110	21,926	1.1
Macquarie Group Ltd.	7,764	514,310	25.1
Oil Search Ltd.	39,680	77,873	3.8
QBE Insurance Group Ltd.	10,480	56,748	2.8
Rio Tinto Ltd.	4,869	274,423	13.4
Rio Tinto plc	10,435	484,379	23.6
Sonic Healthcare Ltd.	2,120	37,440	1.8
South32 Ltd.	105,730	132,972	6.5

		3,200,503

Belgium
Colruyt SA	3,523	211,139	10.3
Groupe Bruxelles Lambert SA	4,212	336,943	16.4

		548,082

Bermuda
RenaissanceRe Holdings Ltd.	560	81,766	4.0

Canada
Agnico Eagle Mines Ltd.	4,300	252,324	12.3
Bank of Nova Scotia (The)	3,570	143,113	7.0
BCE, Inc.	6,420	259,623	12.7
Canadian Imperial Bank of Commerce	580	34,368	1.7
Canadian Natural Resources Ltd.	4,895	81,973	4.0
Cenovus Energy, Inc.	38,350	139,134	6.8
CGI, Inc.	2,100	133,925	6.5
Constellation Software, Inc.	690	663,519	32.3
Fairfax Financial Holdings Ltd.	150	40,672	2.0
Franco-Nevada Corp.	1,110	146,857	7.2
Hydro .One Ltd.	28,980	525,490	25.6
Imperial Oil Ltd.	17,549	283,543	13.8
Magna International, Inc.	11,940	466,018	22.7
Manulife Financial Corp.	5,700	71,785	3.5
Rogers Communications, Inc., Class B	2,490	104,290	5.1
Royal Bank of Canada	7,150	439,854	21.4
Suncor Energy, Inc.	28,261	503,925	24.6

	Shares	Value	% of Basket Value
Canada (continued)
TC Energy Corp.	3,870	$178,104	8.7%

		4,468,517
Denmark
Carlsberg A/S, Class B	4,990	629,503	30.7
Novo Nordisk A/S, Class B	11,290	720,189	35.1
Novozymes A/S, Class B	1,440	70,642	3.4

		1,420,334
Finland
Fortum OYJ	12,064	199,902	9.8
UPM-Kymmene OYJ	1,470	40,315	2.0

		240,217
France
Cie de Saint-Gobain	17,167	456,778	22.3
Eiffage SA	4,810	393,082	19.1
Ipsen SA	590	43,933	2.1
Legrand SA	5,225	350,298	17.1
Peugeot SA	8,680	123,045	6.0
Schneider Electric SE	4,656	430,272	21.0
Sodexo SA	4,280	342,167	16.7
Suez	18,720	211,747	10.3
Thales SA	620	46,953	2.3
TOTAL SA	3,353	119,006	5.8
Veolia Environnement SA	3,949	84,187	4.1
Vivendi SA	31,690	684,921	33.4

		3,286,389
Germany
Allianz SE (Registered)	2,368	435,786	21.2
BASF SE	2,780	142,271	6.9
Beiersdorf AG	730	76,379	3.7
Deutsche Post AG (Registered)	35,629	1,058,438	51.6
Deutsche Telekom AG (Registered)	50,902	744,169	36.3
Evonik Industries AG	6,533	160,715	7.8
Fraport AG Frankfurt Airport Services Worldwide	12,989	568,963	27.7
HeidelbergCement AG	13,411	635,831	31.0
Henkel AG & Co. KGaA (Preference)	4,540	403,091	19.6
LEG Immobilien AG	18	2,067	0.1
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	810	177,410	8.7
Puma SE	740	46,484	2.3

7

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Germany (continued)
Telefonica Deutschland Holding AG	98,760	$280,949	13.7%

		4,732,553

Ireland
AerCap Holdings NV	6,090	171,251	8.4

Italy
Moncler SpA	1,050	39,487	1.9

Japan
Aeon Co. Ltd.	8,500	171,118	8.3
AGC, Inc.	13,800	340,310	16.6
Asahi Group Holdings Ltd.	10,600	364,484	17.8
Astellas Pharma, Inc.	50,900	841,843	41.0
Bridgestone Corp.	25,600	796,859	38.8
Canon, Inc.	13,200	277,664	13.5
Chugai Pharmaceutical Co. Ltd.	2,300	274,164	13.4
Dai Nippon Printing Co. Ltd.	21,000	442,767	21.6
Daiwa Securities Group, Inc.	21,800	90,654	4.4
East Japan Railway Co.	1,600	116,832	5.7
Fujitsu Ltd.	11,800	1,146,352	55.9
Hitachi Ltd.	1,400	41,551	2.0
Hoya Corp.	400	36,477	1.8
Inpex Corp.	40,900	264,013	12.9
ITOCHU Corp.	2,100	41,171	2.0
Kao Corp.	2,000	154,233	7.5
KDDI Corp.	1,800	52,136	2.5
Kyocera Corp.	5,200	277,838	13.5
Kyowa Kirin Co. Ltd.	9,400	218,171	10.6
Marubeni Corp.	50,000	240,792	11.7
Mitsubishi Chemical Holdings Corp.	38,600	219,387	10.7
Mitsubishi Corp.	4,300	91,194	4.4
Mitsubishi Electric Corp.	51,100	628,768	30.6
Mitsubishi Heavy Industries Ltd.	5,800	148,733	7.3
Mitsui & Co. Ltd.	37,300	520,646	25.4
MS&AD Insurance Group Holdings, Inc.	16,100	463,842	22.6
NEC Corp.	9,200	353,048	17.2
Nippon Steel Corp.	27,900	234,740	11.4
Nitori Holdings Co. Ltd.	4,600	705,068	34.4
Nitto Denko Corp.	12,500	624,418	30.4
Nomura Research Institute Ltd.	100	2,448	0.1
NTT Data Corp.	25,000	255,104	12.4
NTT DOCOMO, Inc.	4,300	126,726	6.2
Obayashi Corp.	45,400	396,823	19.3
Omron Corp.	6,000	352,411	17.2
Ono Pharmaceutical Co. Ltd.	16,300	392,705	19.1
ORIX Corp.	33,500	394,211	19.2
Recruit Holdings Co. Ltd.	6,400	186,696	9.1
Ricoh Co. Ltd.	21,700	147,918	7.2
Rohm Co. Ltd.	4,200	265,540	12.9
Sekisui House Ltd.	63,600	1,091,040	53.2
Seven & i Holdings Co. Ltd.	22,600	748,445	36.5
Shionogi & Co. Ltd.	3,200	176,728	8.6
Sumitomo Corp.	13,900	157,239	7.7
Sumitomo Electric Industries Ltd.	45,600	469,153	22.9
Sumitomo Mitsui Financial Group, Inc.	30,700	807,325	39.3
T&D Holdings, Inc.	1,800	15,559	0.8
TDK Corp.	600	51,725	2.5
Tokio Marine Holdings, Inc.	100	4,692	0.2
Tokyo Electron Ltd.	1,300	276,875	13.5
Toray Industries, Inc.	33,900	155,422	7.6

	Shares	Value	% of Basket Value

Japan (continued)
TOTO Ltd.	15,300	$532,550	26.0%
Trend Micro, Inc.	3,300	167,415	8.2
Tsuruha Holdings, Inc.	400	53,633	2.6
West Japan Railway Co.	5,700	352,247	17.2
Yakult Honsha Co. Ltd.	800	46,473	2.3
Yamaha Corp.	2,000	80,731	3.9
Yamaha Motor Co. Ltd.	4,700	60,469	2.9

		17,947,576

Netherlands
ASML Holding NV	340	99,309	4.8
Koninklijke DSM NV	80	9,805	0.5
Koninklijke KPN NV	110,400	254,289	12.4
Koninklijke Philips NV	3,277	142,853	7.0
NXP Semiconductors NV	370	36,841	1.8
Randstad NV	6,206	249,764	12.2
Wolters Kluwer NV	595	43,764	2.1

		836,625

Norway
Orkla ASA	18,783	169,665	8.3
Telenor ASA	35,366	542,481	26.4

		712,146

Portugal
Galp Energia SGPS SA	17,380	200,585	9.8
Jeronimo Martins SGPS SA	7,500	127,151	6.2

		327,736

South Africa
Anglo American plc	4,060	72,207	3.5

Spain
Aena SME SA	1,830	231,651	11.3
Amadeus IT Group SA	1,890	90,215	4.4
Cia de Distribucion Integral Logista Holdings SA	54	964	0.0
Industria de Diseno Textil SA	4,280	109,621	5.3
Repsol SA	48,585	440,998	21.5

		873,449

Sweden
Atlas Copco AB, Class A	1,390	47,906	2.3
Electrolux AB	12,370	169,146	8.2
Essity AB, Class B	25,183	815,762	39.8
Hennes & Mauritz AB, Class B	8,946	122,288	6.0
Investor AB, Class B	14,468	719,034	35.0
Lundin Energy AB	10,200	262,436	12.8
Sandvik AB	27,920	429,505	20.9
Skanska AB, Class B	20,110	382,607	18.7
Swedish Match AB	9,003	556,354	27.1
Volvo AB, Class B	24,742	317,058	15.5

		3,822,096

Switzerland
Adecco Group AG (Registered)	4,590	200,862	9.8
Coca-Cola HBC AG	27,196	689,112	33.6
Geberit AG (Registered)	58	25,938	1.3
Givaudan SA (Registered)	20	67,066	3.3
Kuehne + Nagel International AG (Registered)	1,950	278,932	13.6
LafargeHolcim Ltd. (Registered)	9,890	410,761	20.0
Novartis AG (Registered)	5,024	428,741	20.9
Roche Holding AG	4,603	1,594,007	77.7
SGS SA (Registered)	180	406,026	19.8
Swiss Life Holding AG (Registered)	278	98,585	4.8

8

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Swiss Prime Site AG (Registered)	340	$32,370	1.6%

		4,232,400

United Kingdom
Associated British Foods plc	17,657	419,165	20.4
Auto Trader Group plc	15,130	87,096	4.3
Aviva plc	39,900	120,663	5.9
BAE Systems plc	93,060	593,577	28.9
Bunzl plc	10,990	238,535	11.6
Burberry Group plc	12,270	213,050	10.4
Compass Group plc	22,744	382,723	18.7
GlaxoSmithKline plc	6,715	140,092	6.8
Informa plc	4,600	25,410	1.2
InterContinental Hotels Group plc	1,237	56,349	2.8
ITV plc	27,050	25,973	1.3
Next plc	3,890	231,605	11.3
Rentokil Initial plc	18,694	111,222	5.4
Rightmove plc	57,887	361,935	17.6
Rolls-Royce Holdings plc	35,662	147,603	7.2
RSA Insurance Group plc	76,132	345,035	16.8
Sage Group plc (The)	20,221	162,627	7.9
Standard Chartered plc	7,760	39,651	1.9
Unilever NV	3,640	181,269	8.8
Unilever plc	13,302	684,949	33.4
Vodafone Group plc	59,492	83,924	4.1

		4,652,453

United States
AbbVie, Inc.	1,940	159,468	7.8
Accenture plc, Class A	2,450	453,716	22.1
Adobe, Inc.	1,472	520,558	25.4
Advance Auto Parts, Inc.	1,320	159,601	7.8
AES Corp.	1,483	19,650	1.0
Aflac, Inc.	8,680	323,243	15.8
Akamai Technologies, Inc.	1,136	110,999	5.4
Alaska Air Group, Inc.	1,490	48,455	2.4
Alexion Pharmaceuticals, Inc.	770	82,752	4.0
Align Technology, Inc.	1,920	412,512	20.1
Allegion plc	740	74,400	3.6
Allstate Corp. (The)	940	95,617	4.7
Ally Financial, Inc.	41,514	680,414	33.2
Alphabet, Inc., Class C	510	686,837	33.5
Amdocs Ltd.	408	26,292	1.3
Ameren Corp.	4,626	336,542	16.4
American Electric Power Co., Inc.	5,604	465,748	22.7
American Express Co.	4,282	390,733	19.0
American Financial Group, Inc.	3,163	209,517	10.2
American Water Works Co., Inc.	2,330	283,538	13.8
Ameriprise Financial, Inc.	4,882	561,137	27.3
AO Smith Corp.	1,570	66,537	3.2
Arch Capital Group Ltd.	11,480	275,864	13.4
Arrow Electronics, Inc.	3,570	224,624	10.9
Assurant, Inc.	430	45,683	2.2
Autodesk, Inc.	2,701	505,438	24.6
Automatic Data Processing, Inc.	950	139,356	6.8
Avery Dennison Corp.	1,490	164,481	8.0
Axalta Coating Systems Ltd.	21,420	422,831	20.6
Bank of New York Mellon Corp. (The)	8,071	302,985	14.8
Berkshire Hathaway, Inc., Class B	540	101,174	4.9
Best Buy Co., Inc.	6,695	513,707	25.0

	Shares	Value	% of Basket Value

United States (continued)
Bio-Rad Laboratories, Inc., Class A	1,830	$805,383	39.2%
Booking Holdings, Inc.	233	344,973	16.8
Booz Allen Hamilton Holding Corp.	3,247	238,460	11.6
Bright Horizons Family Solutions, Inc.	370	43,087	2.1
Bristol-Myers Squibb Co.	1,330	80,877	3.9
Bristol-Myers Squibb Co., CVR	2,860	12,899	0.6
Burlington Stores, Inc.	1,270	232,016	11.3
Capital One Financial Corp.	12,932	837,476	40.8
Carlisle Cos., Inc.	2,360	285,466	13.9
CDW Corp.	2,772	307,138	15.0
Celanese Corp.	448	37,215	1.8
Cerner Corp.	6,750	468,383	22.8
Chemed Corp.	270	112,474	5.5
Cintas Corp.	955	211,848	10.3
Citizens Financial Group, Inc.	40,340	903,213	44.0
Citrix Systems, Inc.	3,132	454,171	22.1
CMS Energy Corp.	4,610	263,185	12.8
Colgate-Palmolive Co.	4,800	337,296	16.4
Comerica, Inc.	3,607	125,740	6.1
ConocoPhillips	19,669	828,065	40.4
Consolidated Edison, Inc.	1,170	92,196	4.5
Costco Wholesale Corp.	330	99,990	4.9
Darden Restaurants, Inc.	3,578	264,021	12.9
DENTSPLY SIRONA, Inc.	4,700	199,468	9.7
Devon Energy Corp.	62,282	776,657	37.8
Diamondback Energy, Inc.	6,200	269,948	13.2
Discover Financial Services	1,783	76,616	3.7
Dover Corp.	3,956	370,479	18.1
Dunkin’ Brands Group, Inc.	13,500	848,340	41.3
E*TRADE Financial Corp.	7,720	313,509	15.3
Ecolab, Inc.	640	123,840	6.0
Edwards Lifesciences Corp.	1,070	232,725	11.3
Electronic Arts, Inc.	1,180	134,827	6.6
Eli Lilly & Co.	1,766	273,094	13.3
Entergy Corp.	6,840	653,288	31.8
EOG Resources, Inc.	500	23,755	1.2
Equitable Holdings, Inc.	31,780	582,210	28.4
Euronet Worldwide, Inc.	380	34,869	1.7
Evergy, Inc.	4,516	263,870	12.9
Expedia Group, Inc.	3,820	271,144	13.2
F5 Networks, Inc.	950	132,297	6.4
Facebook, Inc., Class A	2,790	571,141	27.8
Fair Isaac Corp.	810	285,881	13.9
Ferguson plc	1,580	113,922	5.6
Fifth Third Bancorp	11,580	216,430	10.5
FirstEnergy Corp.	4,790	197,683	9.6
FleetCor Technologies, Inc.	1,093	263,686	12.9
FMC Corp.	1,000	91,900	4.5
Fortune Brands Home & Security, Inc.	4,830	232,806	11.3
Garmin Ltd.	1,433	116,302	5.7
General Mills, Inc.	420	25,154	1.2
Globe Life, Inc.	217	17,868	0.9
GoDaddy, Inc., Class A	4,020	279,109	13.6
HD Supply Holdings, Inc.	5,036	149,468	7.3
HEICO Corp., Class A	860	62,204	3.0
Henry Schein, Inc.	2,853	155,660	7.6
Hershey Co. (The)	4,225	559,517	27.3
Hill-Rom Holdings, Inc.	1,050	118,115	5.8
HollyFrontier Corp.	4,082	134,869	6.6
Hologic, Inc.	7,614	381,461	18.6
Honeywell International, Inc.	2,762	391,928	19.1

9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
HP, Inc.	44,736	$693,855	33.8%
Hubbell, Inc.	2,613	325,136	15.8
Humana, Inc.	310	118,364	5.8
IAC/InterActiveCorp	250	55,870	2.7
IDEXX Laboratories, Inc.	550	152,680	7.4
Incyte Corp.	6,680	652,369	31.8
Intel Corp.	1,300	77,974	3.8
International Paper Co.	2,294	78,570	3.8
Interpublic Group of Cos., Inc. (The)	21,566	366,191	17.8
Intuit, Inc.	392	105,766	5.2
James Hardie Industries plc, CDI	20,714	297,362	14.5
Jazz Pharmaceuticals plc	210	23,153	1.1
Johnson Controls International plc	7,688	223,798	10.9
Juniper Networks, Inc.	6,700	144,720	7.1
KeyCorp	5,990	69,784	3.4
Keysight Technologies, Inc.	1,520	147,090	7.2
Kohl’s Corp.	7,310	134,943	6.6
Liberty Media Corp-Liberty SiriusXM, Class C	6,147	209,428	10.2
LKQ Corp.	10,600	277,190	13.5
LPL Financial Holdings, Inc.	2,762	166,328	8.1
Lululemon Athletica, Inc.	70	15,644	0.8
Marathon Oil Corp.	74,673	456,999	22.3
Martin Marietta Materials, Inc.	490	93,213	4.5
Masco Corp.	10,951	449,429	21.9
Masimo Corp.	480	102,677	5.0
McDonald’s Corp.	240	45,014	2.2
Merck & Co., Inc.	6,353	504,047	24.6
Mettler-Toledo International, Inc.	290	208,783	10.2
MGM Resorts International	2,930	49,312	2.4
Mondelez International, Inc., Class A	7,540	387,858	18.9
Morgan Stanley	13,949	550,009	26.8
Motorola Solutions, Inc.	3,050	438,621	21.4
National Oilwell Varco, Inc.	3,450	43,608	2.1
NetApp, Inc.	1,576	68,982	3.4
Neurocrine Biosciences, Inc.	610	59,865	2.9
NextEra Energy, Inc.	977	225,804	11.0
NiSource, Inc.	8,800	220,968	10.8
Northern Trust Corp.	2,170	171,777	8.4
NRG Energy, Inc.	22,833	765,590	37.3
NVR, Inc.	220	682,000	33.2
OGE Energy Corp.	18,375	579,180	28.2
Old Republic International Corp.	7,760	123,772	6.0
Omnicom Group, Inc.	2,066	117,824	5.7
Oracle Corp.	2,093	110,866	5.4
O’Reilly Automotive, Inc.	460	177,716	8.7
PACCAR, Inc.	670	46,384	2.3
Paychex, Inc.	8,950	613,254	29.9
PayPal Holdings, Inc.	1,997	245,631	12.0
Philip Morris International, Inc.	3,940	293,924	14.3
Phillips 66	3,693	270,217	13.2
Pool Corp.	290	61,381	3.0
PPG Industries, Inc.	4,905	445,521	21.7
Procter & Gamble Co. (The)	1,700	200,379	9.8
Public Service Enterprise Group, Inc.	2,180	110,548	5.4
PulteGroup, Inc.	730	20,637	1.0
PVH Corp.	3,732	183,726	9.0
Qorvo, Inc.	390	38,232	1.9
Quest Diagnostics, Inc.	2,530	278,578	13.6
Raymond James Financial, Inc.	1,210	79,763	3.9

	Shares	Value	% of Basket Value

United States (continued)
Regions Financial Corp.	16,954	$182,256	8.9%
Reliance Steel & Aluminum Co.	5,780	517,772	25.2
Republic Services, Inc.	5,710	447,321	21.8
Robert Half International, Inc.	13,466	636,538	31.0
Rockwell Automation, Inc.	100	18,948	0.9
Royal Caribbean Cruises Ltd.	1,230	57,527	2.8
Royal Gold, Inc.	340	41,660	2.0
RPM International, Inc.	3,120	207,199	10.1
S&P Global, Inc.	1,412	413,547	20.2
salesforce.com, Inc.	430	69,639	3.4
Santander Consumer USA Holdings, Inc.	1,570	24,476	1.2
Schlumberger Ltd.	5,220	87,800	4.3
SEI Investments Co.	4,860	247,666	12.1
Sirius XM Holdings, Inc.	37,840	223,634	10.9
Skyworks Solutions, Inc.	1,930	200,488	9.8
Snap-on, Inc.	290	37,784	1.8
Southern Co. (The)	1,510	85,662	4.2
Spirit AeroSystems Holdings, Inc., Class A	3,478	77,072	3.8
Spotify Technology SA	270	40,924	2.0
Starbucks Corp.	7,961	610,848	29.8
STERIS plc	410	58,425	2.8
Stryker Corp.	130	24,236	1.2
Synchrony Financial	35,776	708,007	34.5
Sysco Corp.	5,990	337,057	16.4
Take-Two Interactive Software, Inc.	420	50,841	2.5
Teledyne Technologies, Inc.	1,372	446,819	21.8
Teradyne, Inc.	24	1,501	0.1
Tractor Supply Co.	1,860	188,660	9.2
Trane Technologies plc	670	58,571	2.9
United Airlines Holdings, Inc.	5,975	176,741	8.6
Universal Health Services, Inc., Class B	1,860	196,583	9.6
US Foods Holding Corp.	2,580	55,470	2.7
VeriSign, Inc.	5,814	1,217,975	59.4
Verizon Communications, Inc.	7,710	442,940	21.6
Vertex Pharmaceuticals, Inc.	522	131,126	6.4
Voya Financial, Inc.	11,970	540,685	26.4
WABCO Holdings, Inc.	1,310	176,038	8.6
WEC Energy Group, Inc.	271	24,539	1.2
West Pharmaceutical Services, Inc.	1,747	330,637	16.1
Whirlpool Corp.	4,572	510,875	24.9
Workday, Inc., Class A	1,140	175,446	8.6
WR Berkley Corp.	11,517	621,918	30.3
WW Grainger, Inc.	862	237,550	11.6
Xcel Energy, Inc.	530	33,687	1.6
Xerox Holdings Corp.	14,476	264,766	12.9
Yum! Brands, Inc.	8,722	753,842	36.7
Zions Bancorp NA	19,458	615,067	30.0

		52,663,088

Total Reference Entity — Long		104,328,875

Reference Entity — Short

Australia
Australia & New Zealand Banking Group Ltd.	(34,700)	(376,928)	(18.4)
Cochlear Ltd.	(270)	(32,102)	(1.6)
Coles Group Ltd.	(11,380)	(114,117)	(5.6)
Fortescue Metals Group Ltd.	(54,304)	(415,005)	(20.2)
Insurance Australia Group Ltd.	(44,330)	(165,630)	(8.1)
Lendlease Group	(22,826)	(181,828)	(8.9)

10

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Australia (continued)
Magellan Financial Group Ltd.	(32,146)	$(1,052,995)	(51.3)%
National Australia Bank Ltd.	(31,565)	(345,873)	(16.8)
Qantas Airways Ltd.	(35,130)	(87,251)	(4.2)
Telstra Corp. Ltd.	(19,460)	(38,282)	(1.9)
Westpac Banking Corp.	(70,097)	(729,299)	(35.5)
Woodside Petroleum Ltd.	(16,300)	(233,404)	(11.4)

		(3,772,714)

Belgium
Anheuser-Busch InBev SA/NV	(6,588)	(306,804)	(15.0)
Galapagos NV	(1,730)	(382,204)	(18.6)
Umicore SA	(23,076)	(1,000,126)	(48.7)

		(1,689,134)

Canada
Barrick Gold Corp.	(1,710)	(43,981)	(2.1)
Canadian National Railway Co.	(9,243)	(764,368)	(37.3)
Dollarama, Inc.	(4,120)	(129,228)	(6.3)
Enbridge, Inc.	(9,928)	(304,199)	(14.8)
Fortis, Inc.	(2,360)	(91,453)	(4.5)
Great-West Lifeco, Inc.	(9,470)	(155,934)	(7.6)
Husky Energy, Inc.	(70,890)	(227,651)	(11.1)
Intact Financial Corp.	(7,480)	(711,862)	(34.7)
Inter Pipeline Ltd.	(18,210)	(152,279)	(7.4)
Loblaw Cos. Ltd.	(1,860)	(91,533)	(4.5)
Power Corp. of Canada	(8,600)	(137,531)	(6.7)
Shaw Communications, Inc., Class B	(4,470)	(72,929)	(3.6)
Teck Resources Ltd., Class B	(4,340)	(38,257)	(1.9)
Thomson Reuters Corp.	(3,300)	(232,683)	(11.3)

		(3,153,888)

Chile
Antofagasta plc	(15,250)	(156,159)	(7.6)

China
Prosus NV	(1,860)	(141,008)	(6.9)

Denmark
Chr Hansen Holding A/S	(2,076)	(179,000)	(8.7)
Danske Bank A/S	(18,811)	(223,344)	(10.9)
Demant A/S	(11,340)	(271,115)	(13.2)
DSV Panalpina A/S	(2,770)	(287,804)	(14.0)
Orsted A/S	(5,887)	(594,649)	(29.0)
Vestas Wind Systems A/S	(510)	(43,795)	(2.1)

		(1,599,707)

Finland
Neste OYJ	(6,310)	(222,841)	(10.9)
Nordea Bank Abp	(140,667)	(900,009)	(43.9)
Stora Enso OYJ, Class R	(7,280)	(85,646)	(4.2)
Wartsila OYJ Abp	(62,725)	(460,416)	(22.4)

		(1,668,912)

France
Aeroports de Paris	(1,372)	(133,930)	(6.5)
Edenred	(510)	(20,544)	(1.0)
Electricite de France SA	(31,803)	(253,182)	(12.3)
Faurecia SE	(4,090)	(146,551)	(7.1)
Getlink SE	(8,117)	(103,533)	(5.1)
Iliad SA	(480)	(71,482)	(3.5)
Ingenico Group SA	(6,755)	(849,899)	(41.4)
Orpea	(590)	(65,627)	(3.2)
SCOR SE	(5,370)	(151,298)	(7.4)
Teleperformance	(1,476)	(330,638)	(16.1)
Valeo SA	(10,893)	(249,699)	(12.2)

		(2,376,383)

	Shares	Value	% of Basket Value

Germany
Bayerische Motoren Werke AG	(11,118)	$(654,019)	(31.9)%
Commerzbank AG	(105,411)	(388,644)	(18.9)
Covestro AG	(1,470)	(49,379)	(2.4)
Daimler AG (Registered)	(19,740)	(675,168)	(32.9)
Delivery Hero SE	(2,210)	(187,442)	(9.1)
Deutsche Lufthansa AG (Registered)	(6,030)	(53,985)	(2.6)
E.ON SE	(20,010)	(200,446)	(9.8)
Fresenius Medical Care AG & Co. KGaA	(1,680)	(131,663)	(6.4)
KION Group AG	(870)	(43,154)	(2.1)
MTU Aero Engines AG	(1,316)	(179,207)	(8.7)
Nemetschek SE	(1,470)	(92,485)	(4.5)
Porsche Automobil Holding SE (Preference)	(6,810)	(343,862)	(16.8)
SAP SE	(470)	(55,980)	(2.7)
Sartorius AG (Preference)	(820)	(230,372)	(11.2)
thyssenkrupp AG	(37,547)	(249,771)	(12.2)
TUI AG	(32,410)	(129,112)	(6.3)
Uniper SE	(9,904)	(266,442)	(13.0)
United Internet AG (Registered)	(6,853)	(235,802)	(11.5)
Volkswagen AG	(4,505)	(666,037)	(32.5)
Wirecard AG	(3,580)	(354,268)	(17.3)

		(5,187,238)

Japan
Aisin Seiki Co. Ltd.	(1,700)	(48,959)	(2.4)
ANA Holdings, Inc.	(10,500)	(223,125)	(10.9)
Asahi Kasei Corp.	(7,300)	(51,790)	(2.5)
Bandai Namco Holdings, Inc.	(9,200)	(459,691)	(22.4)
Central Japan Railway Co.	(1,800)	(283,238)	(13.8)
Chubu Electric Power Co., Inc.	(18,600)	(251,546)	(12.3)
Daifuku Co. Ltd.	(4,800)	(335,908)	(16.4)
Dai-ichi Life Holdings, Inc.	(9,400)	(117,803)	(5.7)
Daito Trust Construction Co. Ltd.	(1,000)	(95,085)	(4.6)
Daiwa House Industry Co. Ltd.	(11,500)	(291,414)	(14.2)
Disco Corp.	(1,200)	(267,977)	(13.1)
Eisai Co. Ltd.	(3,900)	(272,263)	(13.3)
FamilyMart Co. Ltd.	(4,000)	(67,831)	(3.3)
Fast Retailing Co. Ltd.	(200)	(94,849)	(4.6)
Idemitsu Kosan Co. Ltd.	(31,200)	(708,958)	(34.5)
Isuzu Motors Ltd.	(18,200)	(138,312)	(6.7)
Japan Airlines Co. Ltd.	(17,400)	(310,378)	(15.1)
Japan Post Holdings Co. Ltd.	(13,700)	(109,585)	(5.3)
JFE Holdings, Inc.	(25,200)	(167,228)	(8.1)
Kajima Corp.	(84,500)	(878,020)	(42.8)
Kansai Electric Power Co., Inc. (The)	(17,800)	(182,399)	(8.9)
Kirin Holdings Co. Ltd.	(10,800)	(208,421)	(10.2)
Komatsu Ltd.	(26,100)	(493,836)	(24.1)
Kose Corp.	(2,200)	(275,027)	(13.4)
Kubota Corp.	(24,300)	(301,774)	(14.7)
LINE Corp.	(4,600)	(225,012)	(11.0)
MINEBEA MITSUMI, Inc.	(4,400)	(71,540)	(3.5)
Mitsubishi Estate Co. Ltd.	(4,600)	(74,419)	(3.6)
Mitsui Fudosan Co. Ltd.	(15,200)	(279,482)	(13.6)
Murata Manufacturing Co. Ltd.	(4,600)	(259,196)	(12.6)
Nexon Co. Ltd.	(6,500)	(104,949)	(5.1)
Nidec Corp.	(2,200)	(128,071)	(6.2)
Nippon Paint Holdings Co. Ltd.	(11,900)	(687,766)	(33.5)
Nissan Motor Co. Ltd.	(78,100)	(265,836)	(13.0)
Nomura Holdings, Inc.	(12,600)	(52,285)	(2.5)
Obic Co. Ltd.	(1,900)	(285,117)	(13.9)
Oriental Land Co. Ltd.	(1,300)	(164,379)	(8.0)
Otsuka Corp.	(2,800)	(126,778)	(6.2)

11

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Rakuten, Inc.	(32,200)	$(273,031)	(13.3)%
Renesas Electronics Corp.	(8,800)	(46,468)	(2.3)
Resona Holdings, Inc.	(41,000)	(128,044)	(6.2)
Shimadzu Corp.	(11,500)	(286,395)	(14.0)
Shiseido Co. Ltd.	(6,600)	(388,035)	(18.9)
SMC Corp.	(700)	(316,416)	(15.4)
SoftBank Group Corp.	(4,100)	(175,737)	(8.6)
Subaru Corp.	(19,000)	(380,276)	(18.5)
Sumitomo Metal Mining Co. Ltd.	(3,100)	(77,261)	(3.8)
Sumitomo Mitsui Trust Holdings, Inc.	(5,800)	(168,877)	(8.2)
Sysmex Corp.	(3,900)	(269,440)	(13.1)
Taisei Corp.	(6,500)	(202,619)	(9.9)
Terumo Corp.	(2,300)	(76,320)	(3.7)
Tokyo Electric Power Co. Holdings, Inc.	(131,600)	(443,007)	(21.6)
Toyota Industries Corp.	(900)	(45,300)	(2.2)
Unicharm Corp.	(3,600)	(132,673)	(6.5)
Yamato Holdings Co. Ltd.	(13,400)	(233,879)	(11.4)
Yaskawa Electric Corp.	(16,800)	(547,759)	(26.7)

		(13,551,784)

Mexico
Fresnillo plc	(20,770)	(184,505)	(9.0)

Netherlands
ABN AMRO Bank NV, CVA	(1,890)	(14,498)	(0.7)
Aegon NV	(143,240)	(370,512)	(18.1)
NN Group NV	(7,370)	(213,196)	(10.4)

		(598,206)

Norway
Aker BP ASA	(13,130)	(215,562)	(10.5)
Equinor ASA	(3,550)	(49,156)	(2.4)
Mowi ASA	(3,722)	(63,747)	(3.1)

		(328,465)

Portugal
EDP — Energias de Portugal SA	(160,660)	(677,001)	(33.0)

South Africa
Mondi plc	(3,930)	(69,401)	(3.4)

Spain
Cia de Distribucion Integral Logista Holdings SA	(54)	(964)	(0.0)

Sweden
Epiroc AB, Class A	(6,910)	(69,153)	(3.4)
Hexagon AB, Class B	(4,213)	(206,740)	(10.1)
Skandinaviska Enskilda Banken AB, Class A	(14,520)	(119,535)	(5.8)
Svenska Handelsbanken AB, Class A	(43,600)	(397,952)	(19.4)
Swedbank AB, Class A	(38,860)	(459,875)	(22.4)
Telia Co. AB	(64,220)	(223,291)	(10.9)

		(1,476,546)

Switzerland
ABB Ltd. (Registered)	(13,120)	(249,048)	(12.1)
Barry Callebaut AG (Registered)	(20)	(39,161)	(1.9)
Cie Financiere Richemont SA (Registered)	(17,706)	(1,004,523)	(49.0)
Clariant AG (Registered)	(18,915)	(349,658)	(17.0)
Credit Suisse Group AG (Registered)	(35,199)	(321,389)	(15.7)
Julius Baer Group Ltd.	(2,118)	(83,185)	(4.1)
Lonza Group AG (Registered)	(220)	(96,066)	(4.7)

	Shares	Value	% of Basket Value

Switzerland (continued)
Swiss Re AG	(6,710)	$(487,591)	(23.8)%
Temenos AG (Registered)	(3,650)	(472,972)	(23.1)
Vifor Pharma AG	(305)	(45,757)	(2.2)

		(3,149,350)

United Kingdom
3i Group plc	(27,280)	(267,995)	(13.1)
Admiral Group plc	(3,020)	(88,125)	(4.3)
Ashtead Group plc	(4,390)	(119,914)	(5.8)
AVEVA Group plc	(790)	(35,457)	(1.7)
Barratt Developments plc	(32,540)	(212,140)	(10.3)
Berkeley Group Holdings plc	(8,230)	(432,018)	(21.0)
BT Group plc	(27,050)	(39,426)	(1.9)
Croda International plc	(1,660)	(101,791)	(5.0)
DCC plc	(7,607)	(540,925)	(26.4)
easyJet plc	(67,880)	(514,171)	(25.1)
Hargreaves Lansdown plc	(18,687)	(338,132)	(16.5)
HSBC Holdings plc	(110,458)	(567,750)	(27.7)
International Consolidated Airlines Group SA	(126,487)	(352,822)	(17.2)
Intertek Group plc	(900)	(53,711)	(2.6)
J Sainsbury plc	(113,580)	(282,677)	(13.8)
Johnson Matthey plc	(9,420)	(236,023)	(11.5)
London Stock Exchange Group plc	(3,180)	(297,638)	(14.5)
Melrose Industries plc	(349,960)	(437,416)	(21.3)
National Grid plc	(44,115)	(516,973)	(25.2)
Persimmon plc	(15,854)	(439,255)	(21.4)
Reckitt Benckiser Group plc	(8,219)	(684,641)	(33.4)
Royal Bank of Scotland Group plc	(293,250)	(409,117)	(19.9)
Severn Trent plc	(5,500)	(165,041)	(8.0)
Smiths Group plc	(57,672)	(897,978)	(43.8)
Spirax-Sarco Engineering plc	(1,948)	(213,188)	(10.4)
St James’s Place plc	(34,082)	(362,912)	(17.7)
Taylor Wimpey plc	(277,618)	(512,716)	(25.0)
Tesco plc	(67,967)	(201,034)	(9.8)
United Utilities Group plc	(6,610)	(74,824)	(3.6)
Whitbread plc	(8,710)	(326,736)	(15.9)

		(9,722,546)

United States
3M Co.	(3,456)	(525,036)	(25.6)
ABIOMED, Inc.	(1,030)	(196,988)	(9.6)
AECOM	(15,119)	(548,215)	(26.7)
Agilent Technologies, Inc.	(1,800)	(137,988)	(6.7)
Altice USA, Inc., Class A	(3,440)	(89,337)	(4.4)
American International Group, Inc.	(8,502)	(216,206)	(10.5)
Analog Devices, Inc.	(180)	(19,728)	(1.0)
ANSYS, Inc.	(350)	(91,641)	(4.5)
Anthem, Inc.	(400)	(112,292)	(5.5)
Apache Corp.	(37,912)	(495,889)	(24.2)
Aramark	(2,370)	(64,725)	(3.2)
Archer-Daniels-Midland Co.	(14,240)	(528,874)	(25.8)
Arconic Corp.	(1,440)	(12,557)	(0.6)
Arista Networks, Inc.	(1,155)	(253,292)	(12.3)
Aspen Technology, Inc.	(2,930)	(299,592)	(14.6)
Ball Corp.	(7,543)	(494,745)	(24.1)
Bausch Health Cos., Inc.	(2,600)	(47,112)	(2.3)
Baxter International, Inc.	(2,710)	(240,594)	(11.7)
Becton Dickinson and Co.	(1,069)	(269,955)	(13.2)
BioMarin Pharmaceutical, Inc.	(2,903)	(267,134)	(13.0)
Bio-Techne Corp.	(2,416)	(543,600)	(26.5)
Black Knight, Inc.	(3,820)	(269,577)	(13.1)

12

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Boeing Co. (The)	(5,217)	$(735,701)	(35.9)%
Boston Scientific Corp.	(7,592)	(284,548)	(13.9)
Broadcom, Inc.	(620)	(168,404)	(8.2)
Broadridge Financial Solutions, Inc.	(2,360)	(273,760)	(13.3)
Brown & Brown, Inc.	(16,616)	(596,681)	(29.1)
Brown-Forman Corp., Class B	(8,223)	(511,471)	(24.9)
Bruker Corp.	(870)	(34,208)	(1.7)
Bunge Ltd.	(950)	(37,687)	(1.8)
Cable One, Inc.	(109)	(208,502)	(10.2)
Cabot Oil & Gas Corp.	(3,780)	(81,724)	(4.0)
Caesars Entertainment Corp.	(53,350)	(515,361)	(25.1)
CarMax, Inc.	(4,410)	(324,797)	(15.8)
Catalent, Inc.	(12,390)	(856,769)	(41.8)
Caterpillar, Inc.	(4,278)	(497,874)	(24.3)
CBRE Group, Inc., Class A	(1,440)	(61,819)	(3.0)
CenterPoint Energy, Inc.	(6,480)	(110,354)	(5.4)
CenturyLink, Inc.	(22,376)	(237,633)	(11.6)
Ceridian HCM Holding, Inc.	(6,626)	(390,735)	(19.0)
Charles Schwab Corp. (The)	(6,233)	(235,109)	(11.5)
Church & Dwight Co., Inc.	(746)	(52,213)	(2.5)
Cigna Corp.	(3,600)	(704,808)	(34.3)
Cincinnati Financial Corp.	(430)	(28,294)	(1.4)
Coca-Cola Co. (The)	(10,110)	(463,948)	(22.6)
Commerce Bancshares, Inc.	(4,920)	(301,055)	(14.7)
Conagra Brands, Inc.	(19,230)	(643,051)	(31.3)
Concho Resources, Inc.	(4,913)	(278,665)	(13.6)
Constellation Brands, Inc., Class A	(2,125)	(349,966)	(17.1)
Copart, Inc.	(1,700)	(136,187)	(6.6)
Corning, Inc.	(6,760)	(148,788)	(7.3)
CoStar Group, Inc.	(1,140)	(739,016)	(36.0)
Coupa Software, Inc.	(3,280)	(577,575)	(28.1)
Crown Holdings, Inc.	(1,279)	(82,380)	(4.0)
CSX Corp.	(1,508)	(99,875)	(4.9)
Danaher Corp.	(2,297)	(375,468)	(18.3)
Deere & Co.	(1,501)	(217,735)	(10.6)
Dell Technologies, Inc., Class C	(1,712)	(73,085)	(3.6)
Discovery, Inc., Class C	(4,380)	(89,396)	(4.4)
DISH Network Corp., Class A	(19,580)	(489,794)	(23.9)
Dollar Tree, Inc.	(580)	(46,209)	(2.3)
Dominion Energy, Inc.	(5,318)	(410,177)	(20.0)
DuPont de Nemours, Inc.	(10,409)	(489,431)	(23.9)
DXC Technology Co.	(12,120)	(219,736)	(10.7)
Eastman Chemical Co.	(3,310)	(200,288)	(9.8)
Encompass Health Corp.	(780)	(51,675)	(2.5)
Entegris, Inc.	(3,337)	(180,966)	(8.8)
EPAM Systems, Inc.	(1,430)	(315,873)	(15.4)
Essential Utilities, Inc.	(24,501)	(1,023,897)	(49.9)
Exact Sciences Corp.	(5,248)	(414,487)	(20.2)
Exxon Mobil Corp.	(3,570)	(165,898)	(8.1)
FedEx Corp.	(4,460)	(565,394)	(27.6)
Fidelity National Information Services, Inc.	(1,640)	(216,300)	(10.5)
Fiserv, Inc.	(1,582)	(163,041)	(7.9)
Five Below, Inc.	(3,140)	(283,102)	(13.8)
Ford Motor Co.	(98,230)	(499,991)	(24.4)
Franklin Resources, Inc.	(3,820)	(71,969)	(3.5)
Freeport-McMoRan, Inc.	(62,595)	(552,714)	(26.9)
Gartner, Inc.	(668)	(79,365)	(3.9)
General Electric Co.	(27,434)	(186,551)	(9.1)
General Motors Co.	(13,900)	(309,831)	(15.1)
Genuine Parts Co.	(1,750)	(138,740)	(6.8)
Global Payments, Inc.	(860)	(142,777)	(7.0)
Guidewire Software, Inc.	(6,848)	(622,072)	(30.3)

	Shares	Value	% of Basket Value

United States (continued)
Hess Corp.	(11,491)	$(558,922)	(27.2)%
Hormel Foods Corp.	(16,184)	(758,220)	(36.9)
Howmet Aerospace, Inc.	(5,763)	(75,322)	(3.7)
Huntington Bancshares, Inc.	(26,140)	(241,534)	(11.8)
Huntington Ingalls Industries, Inc.	(180)	(34,454)	(1.7)
Illumina, Inc.	(431)	(137,502)	(6.7)
Ingersoll Rand, Inc.	(33,984)	(988,255)	(48.2)
Insulet Corp.	(170)	(33,952)	(1.7)
International Business Machines Corp.	(390)	(48,968)	(2.4)
Intuitive Surgical, Inc.	(750)	(383,160)	(18.7)
IPG Photonics Corp.	(210)	(27,159)	(1.3)
Jacobs Engineering Group, Inc.	(6,094)	(504,279)	(24.6)
JM Smucker Co. (The)	(1,330)	(152,830)	(7.4)
Jones Lang LaSalle, Inc.	(450)	(47,511)	(2.3)
Kellogg Co.	(5,190)	(339,945)	(16.6)
Keurig Dr Pepper, Inc.	(2,899)	(76,708)	(3.7)
KLA Corp.	(980)	(160,808)	(7.8)
Kraft Heinz Co. (The)	(16,930)	(513,487)	(25.0)
Kroger Co. (The)	(3,740)	(118,221)	(5.8)
L3Harris Technologies, Inc.	(1,264)	(244,837)	(11.9)
Las Vegas Sands Corp.	(9,970)	(478,759)	(23.3)
Lear Corp.	(1,390)	(135,734)	(6.6)
Leidos Holdings, Inc.	(1,930)	(190,703)	(9.3)
Lennox International, Inc.	(480)	(89,606)	(4.4)
Liberty Broadband Corp., Class C	(2,310)	(283,391)	(13.8)
Liberty Media Corp-Liberty Formula One, Class C	(4,277)	(137,677)	(6.7)
Lincoln National Corp.	(13,447)	(476,965)	(23.2)
Live Nation Entertainment, Inc.	(6,958)	(312,205)	(15.2)
Lowe’s Cos., Inc.	(1,570)	(164,457)	(8.0)
Marathon Petroleum Corp.	(7,937)	(254,619)	(12.4)
Markel Corp.	(50)	(43,292)	(2.1)
Marriott International, Inc., Class A	(10,962)	(996,884)	(48.6)
Marsh & McLennan Cos., Inc.	(2,560)	(249,165)	(12.1)
McCormick & Co., Inc. (Non- Voting)	(483)	(75,754)	(3.7)
Microchip Technology, Inc.	(1,930)	(169,319)	(8.3)
Micron Technology, Inc.	(3,260)	(156,121)	(7.6)
Molina Healthcare, Inc.	(2,150)	(352,536)	(17.2)
Molson Coors Beverage Co., Class B	(9,390)	(385,084)	(18.8)
MongoDB, Inc.	(870)	(141,053)	(6.9)
Monolithic Power Systems, Inc.	(1,450)	(289,870)	(14.1)
MSCI, Inc.	(480)	(156,960)	(7.6)
Netflix, Inc.	(1,672)	(701,989)	(34.2)
Newell Brands, Inc.	(17,770)	(246,648)	(12.0)
Nordson Corp.	(2,069)	(332,923)	(16.2)
Norfolk Southern Corp.	(2,530)	(432,883)	(21.1)
NortonLifeLock, Inc.	(4,870)	(103,585)	(5.0)
Nucor Corp.	(4,280)	(176,293)	(8.6)
NVIDIA Corp.	(1,080)	(315,662)	(15.4)
Occidental Petroleum Corp.	(41,748)	(693,017)	(33.8)
Okta, Inc.	(1,985)	(300,331)	(14.6)
Old Dominion Freight Line, Inc.	(375)	(54,484)	(2.7)
ON Semiconductor Corp.	(2,840)	(45,568)	(2.2)
Packaging Corp. of America	(1,380)	(133,377)	(6.5)
Palo Alto Networks, Inc.	(1,710)	(336,032)	(16.4)
Parker-Hannifin Corp.	(5,275)	(834,083)	(40.6)
Paycom Software, Inc.	(939)	(245,098)	(11.9)
PerkinElmer, Inc.	(2,457)	(222,432)	(10.8)
Pfizer, Inc.	(5,120)	(196,403)	(9.6)

13

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Pioneer Natural Resources Co.	(1,572)	$(140,395)	(6.8)%
PRA Health Sciences, Inc.	(1,160)	(111,940)	(5.5)
Principal Financial Group, Inc.	(3,840)	(139,814)	(6.8)
Progressive Corp. (The)	(4,400)	(340,120)	(16.6)
Prudential Financial, Inc.	(3,510)	(218,919)	(10.7)
QIAGEN NV	(5,430)	(226,118)	(11.0)
Regeneron Pharmaceuticals, Inc.	(80)	(42,070)	(2.0)
Reinsurance Group of America, Inc.	(1,490)	(155,973)	(7.6)
ResMed, Inc.	(1,802)	(279,887)	(13.6)
RingCentral, Inc., Class A	(130)	(29,709)	(1.4)
Roper Technologies, Inc.	(623)	(212,462)	(10.4)
Service Corp. International	(3,070)	(112,792)	(5.5)
Stanley Black & Decker, Inc.	(798)	(87,940)	(4.3)
State Street Corp.	(4,706)	(296,666)	(14.5)
Steel Dynamics, Inc.	(3,860)	(93,682)	(4.6)
SVB Financial Group	(500)	(96,585)	(4.7)
Tapestry, Inc.	(3,980)	(59,222)	(2.9)
TD Ameritrade Holding Corp.	(2,719)	(106,775)	(5.2)
Teleflex, Inc.	(268)	(89,887)	(4.4)
Thermo Fisher Scientific, Inc.	(250)	(83,670)	(4.1)
T-Mobile US, Inc.	(4,850)	(425,830)	(20.8)
TransUnion	(2,418)	(190,514)	(9.3)
Trimble, Inc.	(6,600)	(228,558)	(11.1)
Truist Financial Corp.	(1,334)	(49,785)	(2.4)
Twilio, Inc., Class A	(1,730)	(194,279)	(9.5)
Twitter, Inc.	(4,340)	(124,471)	(6.1)
Tyson Foods, Inc., Class A	(3,130)	(194,655)	(9.5)
Ubiquiti, Inc.	(1,900)	(307,857)	(15.0)
United Rentals, Inc.	(1,042)	(133,897)	(6.5)
UnitedHealth Group, Inc.	(260)	(76,042)	(3.7)
Vail Resorts, Inc.	(966)	(165,186)	(8.0)
Varian Medical Systems, Inc.	(450)	(51,471)	(2.5)
Verisk Analytics, Inc.	(2,010)	(307,188)	(15.0)
VF Corp.	(4,150)	(241,115)	(11.7)
ViacomCBS, Inc.	(32,550)	(561,813)	(27.4)
Walgreens Boots Alliance, Inc.	(2,170)	(93,939)	(4.6)
Walmart, Inc.	(1,190)	(144,645)	(7.0)
Walt Disney Co. (The)	(12,073)	(1,305,695)	(63.6)
Wells Fargo & Co.	(1,355)	(39,363)	(1.9)
Western Digital Corp.	(8,398)	(386,980)	(18.9)
Westlake Chemical Corp.	(11,510)	(500,110)	(24.4)
WestRock Co.	(6,982)	(224,751)	(11.0)
WEX, Inc.	(2,689)	(355,808)	(17.3)
Williams Cos., Inc. (The)	(5,587)	(108,220)	(5.3)
Wynn Resorts Ltd.	(7,583)	(648,574)	(31.6)
Xylem, Inc.	(5,414)	(389,267)	(19.0)
Zillow Group, Inc., Class C	(2,310)	(101,548)	(4.9)
Zimmer Biomet Holdings, Inc.	(780)	(93,366)	(4.5)
Zoetis, Inc.	(1,122)	(145,086)	(7.1)
Zscaler, Inc.	(9,113)	(611,300)	(29.8)

		(52,772,972)

Total Reference Entity — Short		(102,276,883)

Net Value of Reference Entity — Bank of America NA		$2,051,992

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of April 30, 2020, expiration dates 02/22/22-02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	470	$5,158	0.3%
Aristocrat Leisure Ltd.	19,880	326,028	17.5
ASX Ltd.	8,840	466,093	25.0
Aurizon Holdings Ltd.	233,913	710,593	38.2
BHP Group Ltd.	26,347	537,856	28.9
Brambles Ltd.	3,163	22,608	1.2
Commonwealth Bank of Australia	1,320	53,323	2.9
CSL Ltd.	180	35,879	1.9
Macquarie Group Ltd.	4,740	313,992	16.9
Newcrest Mining Ltd.	14,972	272,132	14.6
Oil Search Ltd.	21,010	41,233	2.2
QBE Insurance Group Ltd.	8,450	45,756	2.5
Rio Tinto Ltd.	3,287	185,259	9.9
Rio Tinto plc	450	20,888	1.1
South32 Ltd.	178,230	224,152	12.0
Treasury Wine Estates Ltd.	13,240	87,084	4.7
Wesfarmers Ltd.	15,381	373,596	20.1
Woolworths Group Ltd.	5,810	134,455	7.2

		3,856,085

Austria
OMV AG	10,546	344,346	18.5

Belgium
Colruyt SA	1,687	101,105	5.4
Groupe Bruxelles Lambert SA	3,450	275,986	14.8
UCB SA	2,151	197,116	10.6

		574,207

Canada
Agnico Eagle Mines Ltd.	1,610	94,475	5.1
Bank of Montreal	960	48,809	2.6
Bank of Nova Scotia (The)	5,790	232,107	12.5
BCE, Inc.	8,603	347,903	18.7
Canadian Pacific Railway Ltd.	190	43,183	2.3
Cenovus Energy, Inc.	39,250	142,399	7.6
CGI, Inc.	4,665	297,505	16.0
Constellation Software, Inc.	260	250,022	13.4
Hydro One Ltd.	6,680	121,127	6.5
Magna International, Inc.	9,341	364,579	19.6
Manulife Financial Corp.	6,490	81,734	4.4
National Bank of Canada	24,708	996,521	53.5
Rogers Communications, Inc., Class B	4,250	178,006	9.6
Royal Bank of Canada	7,620	468,767	25.2
TC Energy Corp.	1,400	64,430	3.5

		3,731,567

China
BOC Hong Kong Holdings Ltd.	233,500	716,642	38.5

Denmark
Carlsberg A/S, Class B	42	5,298	0.3
Coloplast A/S, Class B	2,310	364,342	19.5
Genmab A/S	450	108,173	5.8
GN Store Nord A/S	4,248	193,863	10.4

		671,676

14

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Finland
Fortum OYJ	1,750	$28,998	1.6%
Kone OYJ, Class B	2,430	147,146	7.9
UPM-Kymmene OYJ	1,842	50,517	2.7

		226,661

France
Arkema SA	2,332	194,100	10.4
Cie de Saint-Gobain	8,960	238,407	12.8
Eiffage SA	6,568	536,749	28.8
Engie SA	5,290	57,394	3.1
Legrand SA	1,063	71,266	3.8
Peugeot SA	22,453	318,286	17.1
Publicis Groupe SA	9,130	269,508	14.5
Suez	18,039	204,044	11.0
Thales SA	720	54,527	2.9
Veolia Environnement SA	8,432	179,757	9.7
Vivendi SA	10,950	236,664	12.7

		2,360,702

Germany
Allianz SE (Registered)	1,543	283,961	15.2
Aroundtown SA	8,160	43,892	2.3
BASF SE	10,180	520,977	28.0
Beiersdorf AG	1,750	183,100	9.8
Brenntag AG	10,840	490,813	26.4
Deutsche Boerse AG	600	93,023	5.0
Deutsche Telekom AG (Registered)	3,410	49,853	2.7
Evonik Industries AG	6,823	167,849	9.0
Fraport AG Frankfurt Airport Services Worldwide	1,940	84,979	4.6
Hannover Rueck SE	900	143,401	7.7
HeidelbergCement AG	1,107	52,484	2.8
Henkel AG & Co. KGaA (Preference)	1,810	160,704	8.6
HOCHTIEF AG	5,061	396,030	21.3
LEG Immobilien AG	145	16,647	0.9
Merck KGaA	8,490	985,337	52.9
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,927	422,060	22.7
Puma SE	1,750	109,927	5.9
Symrise AG	1,220	123,598	6.6

		4,328,635

Hong Kong
Hang Seng Bank Ltd.	10,600	185,395	10.0
Hong Kong & China Gas Co. Ltd.	127,000	227,609	12.2

		413,004

Ireland
AerCap Holdings NV	5,010	140,881	7.6

Japan
Aeon Co. Ltd.	10,200	205,342	11.0
AGC, Inc.	1,300	32,058	1.7
Ajinomoto Co., Inc.	6,700	119,332	6.4
Asahi Group Holdings Ltd.	5,300	182,242	9.8
Astellas Pharma, Inc.	51,500	851,766	45.7
Bridgestone Corp.	16,700	519,826	27.9
Canon, Inc.	5,700	119,900	6.4
Chugai Pharmaceutical Co. Ltd.	2,200	262,244	14.1
Dai Nippon Printing Co. Ltd.	28,200	594,572	31.9
Denso Corp.	13,900	488,609	26.2
East Japan Railway Co.	1,500	109,530	5.9

	Shares	Value	% of Basket Value

Japan (continued)
FUJIFILM Holdings Corp.	800	$38,106	2.0%
Hitachi High-Tech Corp.	2,900	215,970	11.6
Hoya Corp.	2,500	227,983	12.2
Inpex Corp.	9,500	61,323	3.3
ITOCHU Corp.	9,200	180,367	9.7
JXTG Holdings, Inc.	15,000	53,180	2.9
Kao Corp.	700	53,982	2.9
KDDI Corp.	3,200	92,686	5.0
Kyocera Corp.	7,000	374,013	20.1
Kyowa Kirin Co. Ltd.	11,800	273,874	14.7
Marubeni Corp.	24,200	116,543	6.3
MEIJI Holdings Co. Ltd.	3,400	236,143	12.7
Mitsubishi Chemical Holdings Corp.	43,500	247,237	13.3
Mitsubishi Electric Corp.	8,400	103,359	5.6
Mitsubishi Heavy Industries Ltd.	3,300	84,624	4.5
Mitsui & Co. Ltd.	25,100	350,354	18.8
MS&AD Insurance Group Holdings, Inc.	12,800	368,769	19.8
NEC Corp.	8,700	333,861	17.9
Nippon Steel Corp.	18,300	153,969	8.3
Nitori Holdings Co. Ltd.	2,000	306,552	16.5
Nitto Denko Corp.	800	39,963	2.1
Nomura Research Institute Ltd.	4,200	102,820	5.5
NTT Data Corp.	19,000	193,879	10.4
NTT DOCOMO, Inc.	11,300	333,025	17.9
Obayashi Corp.	28,600	249,981	13.4
Olympus Corp.	4,200	66,641	3.6
Omron Corp.	1,900	111,597	6.0
Ono Pharmaceutical Co. Ltd.	4,900	118,052	6.3
ORIX Corp.	49,700	584,845	31.4
Panasonic Corp.	4,100	31,254	1.7
Recruit Holdings Co. Ltd.	5,100	148,773	8.0
Ricoh Co. Ltd.	47,400	323,102	17.4
Rohm Co. Ltd.	3,600	227,606	12.2
Secom Co. Ltd.	4,400	366,165	19.7
Sekisui House Ltd.	65,200	1,118,487	60.1
Sumitomo Chemical Co. Ltd.	87,500	268,380	14.4
Sumitomo Corp.	20,400	230,769	12.4
Sumitomo Electric Industries Ltd.	38,300	394,048	21.2
Sumitomo Mitsui Financial Group, Inc.	2,100	55,224	3.0
T&D Holdings, Inc.	6,400	55,320	3.0
Tokio Marine Holdings, Inc.	2,800	131,364	7.1
Tokyo Electron Ltd.	900	191,683	10.3
Tokyo Gas Co. Ltd.	2,100	46,086	2.5
Tokyu Corp.	4,300	64,724	3.5
Toray Industries, Inc.	22,500	103,156	5.5
TOTO Ltd.	2,400	83,537	4.5
Toyota Motor Corp.	700	43,279	2.3
Trend Micro, Inc.	6,100	309,464	16.6
West Japan Railway Co.	2,200	135,955	7.3
Yamaha Corp.	2,800	113,023	6.1
Yamaha Motor Co. Ltd.	8,600	110,646	5.9

		13,711,164

Macau
Sands China Ltd.	52,000	210,522	11.3

Netherlands
ASML Holding NV	100	29,209	1.6
EXOR NV	880	47,990	2.6
Koninklijke Ahold Delhaize NV	6,610	160,493	8.6
Koninklijke DSM NV	1,670	204,678	11.0

15

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke KPN NV	31,780	$73,200	3.9%
Koninklijke Philips NV	706	30,776	1.7
NXP Semiconductors NV	470	46,798	2.5
Royal Dutch Shell plc, Class A	13,246	218,086	11.7
Wolters Kluwer NV	2,954	217,277	11.7

		1,028,507

Norway
Orkla ASA	27,270	246,327	13.2
Telenor ASA	3,800	58,288	3.1

		304,615

Portugal
Galp Energia SGPS SA	17,480	201,739	10.8
Jeronimo Martins SGPS SA	15,870	269,053	14.5

		470,792

South Korea
Amorepacific Corp.	810	117,328	6.3
Hana Financial Group, Inc.	40,562	925,950	49.7
Hyundai Mobis Co. Ltd.	6,789	959,830	51.6
Kakao Corp.	250	37,780	2.0
KB Financial Group, Inc.	214	6,123	0.3
Kia Motors Corp.	17,155	419,006	22.5
KT&G Corp.	7,270	485,399	26.1
LG Electronics, Inc.	8,480	381,643	20.5
LG Household & Health Care Ltd.	76	86,184	4.6
NAVER Corp.	1,310	212,391	11.4
NCSoft Corp.	312	165,313	8.9
POSCO	276	41,705	2.2
Samsung C&T Corp.	2,120	185,636	10.0
Samsung Electronics Co. Ltd. (Preference)	6,900	239,193	12.9
Shinhan Financial Group Co. Ltd.	2,522	63,939	3.4
SK Telecom Co. Ltd.	2,829	491,691	26.4

		4,819,111

Spain
ACS Actividades de Construccion y Servicios SA	39,586	989,905	53.2
Aena SME SA	2,524	319,501	17.2
Industria de Diseno Textil SA	827	21,181	1.1
Repsol SA	46,645	423,389	22.7

		1,753,976

Sweden
Atlas Copco AB, Class A	2,870	98,913	5.3
Hennes & Mauritz AB, Class B	33,310	455,334	24.5
Investor AB, Class B	11,535	573,269	30.8
Sandvik AB	6,555	100,838	5.4
Skanska AB, Class B	5,470	104,071	5.6
Swedish Match AB	3,357	207,451	11.1
Volvo AB, Class B	34,257	438,989	23.6

		1,978,865

Switzerland
Coca-Cola HBC AG	9,350	236,917	12.7
Geberit AG (Registered)	1,500	670,805	36.0
Givaudan SA (Registered)	110	368,861	19.8
Kuehne + Nagel International AG (Registered)	2,230	318,984	17.1
LafargeHolcim Ltd. (Registered)	9,222	383,017	20.6
Logitech International SA (Registered)	8,039	387,185	20.8
Nestle SA (Registered)	2,130	225,588	12.1

	Shares	Value	% of Basket Value

Switzerland (continued)
Roche Holding AG	4,740	$1,641,450	88.2%
Schindler Holding AG	2,980	663,216	35.6
Swiss Prime Site AG (Registered)	4,170	397,011	21.3

		5,293,034

Taiwan
Chunghwa Telecom Co. Ltd.	302,000	1,109,972	59.6
MediaTek, Inc.	75,000	1,035,633	55.6
Taiwan Semiconductor Manufacturing Co. Ltd.	107,000	1,079,394	58.0

		3,224,999

United Kingdom
Associated British Foods plc	636	15,098	0.8
Auto Trader Group plc	18,170	104,596	5.6
Aviva plc	133,930	405,022	21.7
BAE Systems plc	2,330	14,862	0.8
Barclays plc	36,980	49,379	2.6
BP plc	19,828	78,131	4.2
Bunzl plc	4,630	100,493	5.4
Burberry Group plc	4,490	77,962	4.2
CK Hutchison Holdings Ltd.	98,000	726,393	39.0
GlaxoSmithKline plc	15,457	322,473	17.3
Informa plc	34,350	189,745	10.2
InterContinental Hotels Group plc	1,456	66,325	3.6
ITV plc	293,860	282,158	15.1
JD Sports Fashion plc	19,620	130,048	7.0
Legal & General Group plc	42,660	109,679	5.9
Next plc	710	42,272	2.3
Pearson plc	1,266	7,301	0.4
RELX plc	4,592	103,604	5.6
Rightmove plc	18,046	112,831	6.1
Rolls-Royce Holdings plc	189,980	786,319	42.2
RSA Insurance Group plc	61,080	276,818	14.9
Sage Group plc (The)	47,335	380,692	20.4
Smith & Nephew plc	26,446	517,524	27.8
Standard Chartered plc	36,810	188,088	10.1
WPP plc	15,004	116,418	6.2

		5,204,231

United States
AES Corp.	11,271	149,341	8.0
Aflac, Inc.	16,955	631,404	33.9
Akamai Technologies, Inc.	6,068	592,904	31.8
Alaska Air Group, Inc.	16,950	551,214	29.6
Align Technology, Inc.	260	55,861	3.0
Alleghany Corp.	250	133,428	7.2
Alliant Energy Corp.	10,979	533,030	28.6
Ally Financial, Inc.	30,438	498,879	26.8
Alphabet, Inc., Class A	238	320,515	17.2
Amdocs Ltd.	8,490	547,096	29.4
Ameren Corp.	4,044	294,201	15.8
American Electric Power Co., Inc.	4,163	345,987	18.6
American Express Co.	3,195	291,544	15.7
American Financial Group, Inc.	5,009	331,796	17.8
Ameriprise Financial, Inc.	431	49,539	2.7
AmerisourceBergen Corp.	1,030	92,350	5.0
AMETEK, Inc.	436	36,567	2.0
Amgen, Inc.	1,488	355,959	19.1
AO Smith Corp.	5,270	223,343	12.0
Applied Materials, Inc.	5,680	282,182	15.2
AptarGroup, Inc.	1,410	150,983	8.1
Arrow Electronics, Inc.	6,380	401,430	21.6

16

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
AT&T, Inc.	1,753	$53,414	2.9%
Atmos Energy Corp.	3,878	395,440	21.2
Autodesk, Inc.	120	22,456	1.2
Automatic Data Processing, Inc.	1,788	262,282	14.1
AutoZone, Inc.	461	470,368	25.3
Avery Dennison Corp.	160	17,662	0.9
Axalta Coating Systems Ltd.	25,354	500,488	26.9
Bank of New York Mellon Corp. (The)	3,350	125,759	6.8
Berkshire Hathaway, Inc., Class B	610	114,290	6.1
Bio-Rad Laboratories, Inc., Class A	620	272,862	14.7
Booking Holdings, Inc.	220	325,725	17.5
Booz Allen Hamilton Holding Corp.	13,944	1,024,047	55.0
Bright Horizons Family Solutions, Inc.	796	92,694	5.0
Bristol-Myers Squibb Co., CVR	1,987	8,961	0.5
Burlington Stores, Inc.	300	54,807	2.9
Cadence Design Systems, Inc.	13,419	1,088,683	58.5
Campbell Soup Co.	109	5,448	0.3
Capital One Financial Corp.	8,480	549,165	29.5
Carlisle Cos., Inc.	1,324	160,151	8.6
Carnival plc	6,050	83,370	4.5
CDW Corp.	1,002	111,022	6.0
Celanese Corp.	483	40,123	2.2
Cerner Corp.	5,200	360,828	19.4
Chemed Corp.	1,190	495,718	26.6
Ciena Corp.	3,057	141,386	7.6
Cintas Corp.	1,332	295,478	15.9
Citizens Financial Group, Inc.	11,697	261,896	14.1
CMS Energy Corp.	10,020	572,042	30.7
Cognizant Technology Solutions Corp., Class A	4,290	248,906	13.4
Colgate-Palmolive Co.	580	40,757	2.2
Comerica, Inc.	9,539	332,530	17.9
ConocoPhillips	2,267	95,441	5.1
Consolidated Edison, Inc.	2,450	193,060	10.4
Continental Resources, Inc.	15,170	248,636	13.4
Cummins, Inc.	2,670	436,545	23.4
DaVita, Inc.	11,895	939,824	50.5
DENTSPLY SIRONA, Inc.	11,410	484,240	26.0
Devon Energy Corp.	43,050	536,834	28.8
Discover Financial Services	26,427	1,135,568	61.0
Dollar General Corp.	410	71,873	3.9
Dover Corp.	5,501	515,169	27.7
DTE Energy Co.	11,426	1,185,333	63.7
Dunkin’ Brands Group, Inc.	2,660	167,154	9.0
eBay, Inc.	34,424	1,371,108	73.6
Ecolab, Inc.	520	100,620	5.4
Edwards Lifesciences Corp.	1,570	341,475	18.3
Electronic Arts, Inc.	930	106,262	5.7
Eli Lilly & Co.	676	104,537	5.6
Entergy Corp.	5,400	515,754	27.7
EOG Resources, Inc.	3,800	180,538	9.7
Equitable Holdings, Inc.	5,741	105,175	5.6
Euronet Worldwide, Inc.	750	68,820	3.7
Evergy, Inc.	673	39,323	2.1
Expeditors International of Washington, Inc.	24,709	1,769,288	95.0
F5 Networks, Inc.	1,010	140,653	7.6
Facebook, Inc., Class A	2,130	436,032	23.4
Fair Isaac Corp.	1,118	394,587	21.2
Ferguson plc	2,430	175,209	9.4

	Shares	Value	% of Basket Value

United States (continued)
Fifth Third Bancorp	23,887	$446,448	24.0%
FleetCor Technologies, Inc.	610	147,163	7.9
FMC Corp.	3,530	324,407	17.4
Fortinet, Inc.	4,058	437,209	23.5
Fortune Brands Home & Security, Inc.	3,610	174,002	9.3
Garmin Ltd.	5,387	437,209	23.5
Gilead Sciences, Inc.	2,741	230,244	12.4
Globe Life, Inc.	6,754	556,124	29.9
GoDaddy, Inc., Class A	3,490	242,311	13.0
HCA Healthcare, Inc.	5,077	557,861	30.0
HD Supply Holdings, Inc.	9,821	291,487	15.7
HEICO Corp., Class A	1,210	87,519	4.7
Henry Schein, Inc.	9,570	522,139	28.0
Hershey Co. (The)	1,711	226,588	12.2
Hewlett Packard Enterprise Co.	93,459	940,198	50.5
Hill-Rom Holdings, Inc.	623	70,081	3.8
Hilton Worldwide Holdings, Inc.	2,580	195,332	10.5
HollyFrontier Corp.	7,165	236,732	12.7
Hologic, Inc.	550	27,555	1.5
Honeywell International, Inc.	1,678	238,108	12.8
HP, Inc.	39,580	613,886	33.0
Hubbell, Inc.	2,910	362,091	19.4
IAC/InterActiveCorp	260	58,105	3.1
Incyte Corp.	3,270	319,348	17.1
Intel Corp.	3,870	232,123	12.5
Intercontinental Exchange, Inc.	730	65,299	3.5
Interpublic Group of Cos., Inc. (The)	18,695	317,441	17.0
Intuit, Inc.	3,113	839,919	45.1
James Hardie Industries plc, CDI	4,167	59,820	3.2
Johnson & Johnson	1,840	276,074	14.8
Johnson Controls International plc	4,470	130,122	7.0
Juniper Networks, Inc.	12,790	276,264	14.8
Kansas City Southern	1,360	177,548	9.5
KeyCorp	6,560	76,424	4.1
Keysight Technologies, Inc.	2,446	236,699	12.7
Kohl’s Corp.	2,820	52,057	2.8
Laboratory Corp. of America Holdings	320	52,624	2.8
Lam Research Corp.	1,161	296,380	15.9
Lamb Weston Holdings, Inc.	1,570	96,335	5.2
Liberty Media Corp-Liberty SiriusXM, Class C	26,270	895,019	48.1
LKQ Corp.	3,000	78,450	4.2
LPL Financial Holdings, Inc.	7,687	462,911	24.9
Lululemon Athletica, Inc.	240	53,635	2.9
Marathon Oil Corp.	93,020	569,282	30.6
Masco Corp.	5,802	238,114	12.8
Maxim Integrated Products, Inc.	11,085	609,453	32.7
McDonald’s Corp.	230	43,139	2.3
Merck & Co., Inc.	4,650	368,931	19.8
MGM Resorts International	2,500	42,075	2.3
Mondelez International, Inc., Class A	3,126	160,801	8.6
Motorola Solutions, Inc.	2,057	295,817	15.9
National Oilwell Varco, Inc.	2,580	32,611	1.7
NetApp, Inc.	16,720	731,834	39.3
Neurocrine Biosciences, Inc.	1,810	177,633	9.5
NiSource, Inc.	1,920	48,211	2.6
Northern Trust Corp.	90	7,124	0.4
Norwegian Cruise Line Holdings Ltd.	16,125	264,450	14.2

17

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
NRG Energy, Inc.	24,665	$827,017	44.4%
NVR, Inc.	12	37,200	2.0
OGE Energy Corp.	5,762	181,618	9.8
Old Republic International Corp.	2,960	47,212	2.5
Omnicom Group, Inc.	17,995	1,026,255	55.1
O’Reilly Automotive, Inc.	270	104,312	5.6
Paychex, Inc.	11,123	762,148	40.9
PayPal Holdings, Inc.	1,857	228,411	12.3
Pentair plc	8,808	304,669	16.4
People’s United Financial, Inc.	3,530	44,796	2.4
PepsiCo, Inc.	6,825	902,879	48.5
Phillips 66	1,180	86,341	4.6
Pinnacle West Capital Corp.	1,286	99,009	5.3
Pool Corp.	1,150	243,409	13.1
PPG Industries, Inc.	3,460	314,272	16.9
Procter & Gamble Co. (The)	550	64,829	3.5
Public Service Enterprise Group, Inc.	1,415	71,755	3.9
PulteGroup, Inc.	4,970	140,502	7.5
PVH Corp.	3,960	194,951	10.5
Qorvo, Inc.	1,866	182,924	9.8
QUALCOMM, Inc.	185	14,554	0.8
Reliance Steel & Aluminum Co.	3,258	291,852	15.7
Republic Services, Inc.	3,680	288,291	15.5
Robert Half International, Inc.	7,006	331,174	17.8
Royal Caribbean Cruises Ltd.	3,050	142,649	7.7
RPM International, Inc.	4,760	316,112	17.0
S&P Global, Inc.	300	87,864	4.7
salesforce.com, Inc.	2,670	432,407	23.2
Santander Consumer USA Holdings, Inc.	1,880	29,309	1.6
Schlumberger Ltd.	6,450	108,489	5.8
ServiceNow, Inc.	2,292	805,730	43.3
Sherwin-Williams Co. (The)	150	80,456	4.3
Signature Bank	2,930	314,037	16.9
Skyworks Solutions, Inc.	340	35,319	1.9
Snap-on, Inc.	1,000	130,290	7.0
Southern Co. (The)	3,320	188,344	10.1
Spirit AeroSystems Holdings, Inc., Class A	2,080	46,093	2.5
Spotify Technology SA	640	97,005	5.2
STERIS plc	2,548	363,090	19.5
Stryker Corp.	1,072	199,853	10.7
Synchrony Financial	832	16,465	0.9
Synopsys, Inc.	567	89,087	4.8
Sysco Corp.	660	37,138	2.0
Take-Two Interactive Software, Inc.	570	68,999	3.7
Target Corp.	1,960	215,090	11.5
Teledyne Technologies, Inc.	1,227	399,597	21.5
Teradyne, Inc.	15,830	990,008	53.2
Texas Instruments, Inc.	5,359	622,019	33.4
Tractor Supply Co.	9,751	989,044	53.1
Trane Technologies plc	3,153	275,635	14.8
United Airlines Holdings, Inc.	5,966	176,474	9.5
Universal Health Services, Inc., Class B	1,760	186,014	10.0
US Foods Holding Corp.	8,450	181,675	9.8
Veeva Systems, Inc., Class A	1,750	333,900	17.9
Verizon Communications, Inc.	5,430	311,954	16.8
Vertex Pharmaceuticals, Inc.	3,740	939,488	50.5
Vistra Energy Corp.	7,950	155,343	8.3
Voya Financial, Inc.	6,283	283,803	15.2
Vulcan Materials Co.	350	39,540	2.1
WABCO Holdings, Inc.	280	37,626	2.0

	Shares	Value	% of Basket Value

United States (continued)
Waste Management, Inc.	380	$38,008	2.0%
Waters Corp.	490	91,630	4.9
WEC Energy Group, Inc.	489	44,279	2.4
West Pharmaceutical Services, Inc.	1,152	218,028	11.7
Western Union Co. (The)	19,451	370,931	19.9
Whirlpool Corp.	2,700	301,698	16.2
Willis Towers Watson plc	2,550	454,640	24.4
Woodward, Inc.	4,330	262,225	14.1
Workday, Inc., Class A	558	85,876	4.6
WR Berkley Corp.	630	34,020	1.8
WW Grainger, Inc.	538	148,262	8.0
Xcel Energy, Inc.	2,670	169,705	9.1
Xerox Holdings Corp.	30,170	551,809	29.6
Zions Bancorp NA	18,075	571,351	30.7

		63,122,923

Total Reference Entity — Long		118,487,145

Reference Entity — Short

Australia
Insurance Australia Group Ltd.	(678)	(2,533)	(0.1)
Magellan Financial Group Ltd.	(10,320)	(338,049)	(18.2)
Ramsay Health Care Ltd.	(11,660)	(473,531)	(25.4)
Suncorp Group Ltd.	(17,047)	(101,342)	(5.4)
Sydney Airport	(37,696)	(153,550)	(8.3)
Telstra Corp. Ltd.	(61,043)	(120,085)	(6.5)
Westpac Banking Corp.	(12,007)	(124,923)	(6.7)

		(1,314,013)

Belgium
Anheuser-Busch InBev SA/NV	(8,737)	(406,883)	(21.8)
Galapagos NV	(310)	(68,488)	(3.7)
Umicore SA	(3,150)	(136,523)	(7.3)

		(611,894)

Canada
Barrick Gold Corp.	(13,870)	(356,736)	(19.2)
Brookfield Asset Management, Inc., Class A	(9,201)	(311,178)	(16.7)
Canadian National Railway Co.	(6,600)	(545,800)	(29.3)
Dollarama, Inc.	(5,890)	(184,746)	(9.9)
Enbridge, Inc.	(13,998)	(428,905)	(23.0)
Great-West Lifeco, Inc.	(14,480)	(238,429)	(12.8)
Husky Energy, Inc.	(28,140)	(90,367)	(4.9)
Inter Pipeline Ltd.	(19,330)	(161,645)	(8.7)
Metro, Inc.	(19,080)	(785,022)	(42.2)
Pembina Pipeline Corp.	(3,080)	(70,630)	(3.8)
Power Corp. of Canada	(12,430)	(198,780)	(10.7)
Shopify, Inc., Class A	(1,465)	(929,109)	(49.9)
Teck Resources Ltd., Class B	(4,770)	(42,047)	(2.3)
TELUS Corp.	(5,340)	(87,277)	(4.7)
Wheaton Precious Metals Corp.	(2,810)	(106,772)	(5.7)

		(4,537,443)

China
BeiGene Ltd., ADR	(1,040)	(158,943)	(8.5)
Prosus NV	(31,190)	(2,364,542)	(127.0)

		(2,523,485)

Denmark
Chr Hansen Holding A/S	(5,663)	(488,285)	(26.2)
Danske Bank A/S	(31,070)	(368,896)	(19.8)
Demant A/S	(3,648)	(87,216)	(4.7)
DSV Panalpina A/S	(7,100)	(737,691)	(39.6)
Orsted A/S	(9,216)	(930,912)	(50.0)

18

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Denmark (continued)
Vestas Wind Systems A/S	(520)	$(44,654)	(2.4)%

		(2,657,654)

Finland
Neste OYJ	(8,630)	(304,773)	(16.4)
Nokia OYJ	(155,800)	(561,649)	(30.1)
Nordea Bank Abp	(64,277)	(411,254)	(22.1)
Wartsila OYJ Abp	(74,264)	(545,115)	(29.3)

		(1,822,791)

France
Aeroports de Paris	(1,925)	(187,912)	(10.1)
Bollore SA	(3)	(8)	(0.0)
Edenred	(4,212)	(169,673)	(9.1)
Faurecia SE	(7,580)	(271,602)	(14.6)
Getlink SE	(10,203)	(130,140)	(7.0)
Orpea	(640)	(71,189)	(3.8)
Teleperformance	(1,269)	(284,268)	(15.3)
Ubisoft Entertainment SA	(1,690)	(125,705)	(6.8)

		(1,240,497)

Germany
Bayer AG (Registered)	(6,090)	(400,536)	(21.5)
Commerzbank AG	(75,831)	(279,584)	(15.0)
Covestro AG	(9,390)	(315,421)	(16.9)
Deutsche Bank AG (Registered)	(7,860)	(58,213)	(3.1)
Deutsche Lufthansa AG (Registered)	(10,260)	(91,855)	(4.9)
E.ON SE	(24,220)	(242,619)	(13.0)
Fresenius Medical Care AG & Co. KGaA	(2,860)	(224,140)	(12.0)
Infineon Technologies AG	(10,056)	(186,950)	(10.0)
KION Group AG	(4,329)	(214,728)	(11.5)
METRO AG	(1)	(9)	(0.0)
MTU Aero Engines AG	(1,502)	(204,536)	(11.0)
Nemetschek SE	(560)	(35,232)	(1.9)
Porsche Automobil Holding SE (Preference)	(1,620)	(81,800)	(4.4)
Sartorius AG (Preference)	(1,236)	(347,244)	(18.7)
Volkswagen AG	(2,751)	(406,719)	(21.9)
Zalando SE	(363)	(17,792)	(1.0)

		(3,107,378)

Hong Kong
CLP Holdings Ltd.	(5,500)	(58,873)	(3.2)
Hong Kong Exchanges & Clearing Ltd.	(187)	(5,996)	(0.3)
MTR Corp. Ltd.	(90,500)	(501,400)	(26.9)
Sun Hung Kai Properties Ltd.	(10,000)	(136,738)	(7.4)
Techtronic Industries Co. Ltd.	(84,232)	(638,690)	(34.3)
WH Group Ltd.	(278,000)	(265,143)	(14.2)

		(1,606,840)

Japan
Advantest Corp.	(700)	(33,965)	(1.8)
Aisin Seiki Co. Ltd.	(5,800)	(167,037)	(9.0)
ANA Holdings, Inc.	(25,700)	(546,125)	(29.3)
Bandai Namco Holdings, Inc.	(1,100)	(54,963)	(3.0)
Central Japan Railway Co.	(600)	(94,413)	(5.1)
Daifuku Co. Ltd.	(9,200)	(643,823)	(34.6)
Dai-ichi Life Holdings, Inc.	(14,800)	(185,477)	(10.0)
Daiichi Sankyo Co. Ltd.	(3,400)	(233,720)	(12.6)
Daito Trust Construction Co. Ltd.	(400)	(38,034)	(2.0)
Daiwa House Industry Co. Ltd.	(10,700)	(271,141)	(14.6)
Eisai Co. Ltd.	(5,000)	(349,055)	(18.7)
FamilyMart Co. Ltd.	(14,200)	(240,798)	(12.9)
Fast Retailing Co. Ltd.	(400)	(189,699)	(10.2)

	Shares	Value	% of Basket Value

Japan (continued)
Hitachi Chemical Co. Ltd.	(10,100)	$(433,253)	(23.3)%
Honda Motor Co. Ltd.	(2,000)	(48,568)	(2.6)
Hoshizaki Corp.	(2,100)	(160,034)	(8.6)
Japan Airlines Co. Ltd.	(41,500)	(740,268)	(39.8)
Japan Post Holdings Co. Ltd.	(50,800)	(406,344)	(21.8)
JFE Holdings, Inc.	(39,500)	(262,124)	(14.1)
Kansai Electric Power Co., Inc. (The)	(51,100)	(523,630)	(28.1)
Keyence Corp.	(1,800)	(642,622)	(34.5)
Kikkoman Corp.	(2,700)	(124,065)	(6.7)
Komatsu Ltd.	(10,400)	(196,778)	(10.6)
Kose Corp.	(2,100)	(262,526)	(14.1)
Kubota Corp.	(35,200)	(437,138)	(23.5)
M3, Inc.	(26,800)	(967,319)	(51.9)
Makita Corp.	(4,600)	(149,787)	(8.0)
MINEBEA MITSUMI, Inc.	(5,000)	(81,296)	(4.4)
Mitsubishi Estate Co. Ltd.	(7,600)	(122,954)	(6.6)
Mitsubishi UFJ Financial Group, Inc.	(52,300)	(211,292)	(11.3)
MonotaRO Co. Ltd.	(6,900)	(221,707)	(11.9)
Murata Manufacturing Co. Ltd.	(3,000)	(169,041)	(9.1)
Nexon Co. Ltd.	(26,500)	(427,869)	(23.0)
Nippon Paint Holdings Co. Ltd.	(8,700)	(502,820)	(27.0)
Nippon Telegraph & Telephone Corp.	(7,600)	(173,080)	(9.3)
Nissan Motor Co. Ltd.	(35,900)	(122,196)	(6.6)
Nomura Holdings, Inc.	(50,400)	(209,141)	(11.2)
Obic Co. Ltd.	(800)	(120,049)	(6.4)
Pan Pacific International Holdings Corp.	(3,900)	(75,557)	(4.1)
Rakuten, Inc.	(25,500)	(216,220)	(11.6)
Resona Holdings, Inc.	(44,100)	(137,726)	(7.4)
Sharp Corp.	(18,200)	(200,347)	(10.8)
Shimadzu Corp.	(7,400)	(184,289)	(9.9)
Shimano, Inc.	(5,500)	(810,456)	(43.5)
Shimizu Corp.	(7,400)	(56,832)	(3.1)
Shin-Etsu Chemical Co. Ltd.	(3,500)	(386,057)	(20.7)
SMC Corp.	(500)	(226,011)	(12.1)
Sumitomo Metal Mining Co. Ltd.	(22,800)	(568,245)	(30.5)
Sumitomo Mitsui Trust Holdings, Inc.	(19,700)	(573,600)	(30.8)
Sysmex Corp.	(600)	(41,452)	(2.2)
Taisei Corp.	(10,000)	(311,721)	(16.7)
Takeda Pharmaceutical Co. Ltd.	(22,600)	(814,989)	(43.8)
Terumo Corp.	(2,300)	(76,320)	(4.1)
Tokyo Electric Power Co. Holdings, Inc.	(62,700)	(211,068)	(11.3)
Toyota Industries Corp.	(3,800)	(191,268)	(10.3)
Unicharm Corp.	(6,100)	(224,807)	(12.1)
Yamato Holdings Co. Ltd.	(17,200)	(300,203)	(16.1)
Yaskawa Electric Corp.	(3,100)	(101,075)	(5.4)

		(16,472,394)

Luxembourg
Eurofins Scientific SE	(260)	(143,824)	(7.7)

Macau
Galaxy Entertainment Group Ltd.	(116,000)	(746,055)	(40.1)

Mexico
Fresnillo plc	(6,830)	(60,672)	(3.3)

Netherlands
ABN AMRO Bank NV, CVA	(18,030)	(138,307)	(7.4)
Aegon NV	(82,260)	(212,778)	(11.4)

19

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Netherlands (continued)
ING Groep NV	(18,470)	$(103,483)	(5.6)%
Koninklijke Vopak NV	(1,897)	(109,388)	(5.9)
NN Group NV	(2,360)	(68,269)	(3.7)

		(632,225)

Norway
Aker BP ASA	(29,600)	(485,958)	(26.1)
Equinor ASA	(5,000)	(69,234)	(3.7)
Mowi ASA	(25,039)	(428,843)	(23.0)
Norsk Hydro ASA	(34,028)	(86,324)	(4.6)

		(1,070,359)

Portugal
EDP — Energias de Portugal SA	(70,270)	(296,109)	(15.9)

Singapore
Oversea-Chinese Banking Corp. Ltd.	(127,600)	(814,128)	(43.7)

South Korea
Celltrion Healthcare Co. Ltd.	(13,487)	(934,791)	(50.2)
Hyundai Motor Co.	(4,275)	(330,425)	(17.7)
LG Chem Ltd.	(3,902)	(1,212,403)	(65.1)
Samsung Electro-Mechanics Co. Ltd.	(4,295)	(401,543)	(21.6)
Samsung SDI Co. Ltd.	(1,972)	(465,857)	(25.0)
SK Holdings Co. Ltd.	(799)	(119,264)	(6.4)
SK Hynix, Inc.	(9,296)	(639,728)	(34.4)
SK Innovation Co. Ltd.	(10,113)	(815,813)	(43.8)

		(4,919,824)

Sweden
Boliden AB	(23,486)	(473,417)	(25.4)
Svenska Handelsbanken AB, Class A	(9,840)	(89,813)	(4.8)
Swedbank AB, Class A	(11,780)	(139,406)	(7.5)
Telefonaktiebolaget LM Ericsson, Class B	(24,744)	(211,392)	(11.4)

		(914,028)

Switzerland
ABB Ltd. (Registered)	(28,320)	(537,578)	(28.9)
Cie Financiere Richemont SA (Registered)	(3,500)	(198,567)	(10.6)
Clariant AG (Registered)	(6,373)	(117,810)	(6.3)
Credit Suisse Group AG (Registered)	(79,970)	(730,177)	(39.2)
Lonza Group AG (Registered)	(2,902)	(1,267,203)	(68.0)
Partners Group Holding AG	(120)	(94,565)	(5.1)
Sika AG (Registered)	(610)	(100,900)	(5.4)
Swisscom AG (Registered)	(140)	(72,743)	(3.9)
Temenos AG (Registered)	(3,230)	(418,548)	(22.5)
UBS Group AG (Registered)	(50,216)	(537,688)	(28.9)
Vifor Pharma AG	(60)	(9,001)	(0.5)

		(4,084,780)

Taiwan
Delta Electronics, Inc.	(63,000)	(293,845)	(15.8)
Hon Hai Precision Industry Co. Ltd.	(23,240)	(59,726)	(3.2)
Largan Precision Co. Ltd.	(9,000)	(1,226,822)	(65.9)
Nanya Technology Corp.	(184,000)	(394,971)	(21.2)

		(1,975,364)

	Shares	Value	% of Basket Value

United Kingdom
Linde plc	(1,590)	$(292,544)	(15.7)%
Prudential plc	(4,000)	(56,430)	(3.0)

		(348,974)

United States
3M Co.	(2,079)	(315,842)	(17.0)
ABIOMED, Inc.	(490)	(93,713)	(5.0)
Activision Blizzard, Inc.	(5,658)	(360,584)	(19.4)
AECOM	(2,632)	(95,436)	(5.1)
Agilent Technologies, Inc.	(1,230)	(94,292)	(5.1)
Albemarle Corp.	(9,554)	(586,902)	(31.5)
Alnylam Pharmaceuticals, Inc.	(237)	(31,213)	(1.7)
Altice USA, Inc., Class A	(1,840)	(47,785)	(2.6)
Altria Group, Inc.	(6,655)	(261,209)	(14.0)
Amazon.com, Inc.	(140)	(346,360)	(18.6)
American Airlines Group, Inc.	(37,125)	(445,871)	(23.9)
American International Group, Inc.	(10,160)	(258,369)	(13.9)
Amphenol Corp., Class A	(3,728)	(329,033)	(17.7)
Analog Devices, Inc.	(4,210)	(461,416)	(24.8)
ANSYS, Inc.	(840)	(219,937)	(11.8)
Anthem, Inc.	(160)	(44,917)	(2.4)
Aon plc	(2,790)	(481,749)	(25.9)
Aptiv plc	(5,160)	(358,878)	(19.3)
Arconic Corp.	(1,728)	(15,068)	(0.8)
Arista Networks, Inc.	(1,150)	(252,195)	(13.5)
Arthur J Gallagher & Co.	(9,277)	(728,245)	(39.1)
Aspen Technology, Inc.	(1,080)	(110,430)	(5.9)
Avangrid, Inc.	(8,120)	(349,160)	(18.8)
Bank of America Corp.	(6,460)	(155,363)	(8.3)
Bausch Health Cos., Inc.	(16,820)	(304,778)	(16.4)
Baxter International, Inc.	(490)	(43,502)	(2.3)
Becton Dickinson and Co.	(3,407)	(860,370)	(46.2)
BioMarin Pharmaceutical, Inc.	(588)	(54,108)	(2.9)
Bio-Techne Corp.	(3,350)	(753,750)	(40.5)
Boston Scientific Corp.	(6,179)	(231,589)	(12.4)
Broadcom, Inc.	(680)	(184,702)	(9.9)
Broadridge Financial Solutions, Inc.	(520)	(60,320)	(3.2)
Brown & Brown, Inc.	(8,936)	(320,892)	(17.2)
Brown-Forman Corp., Class B	(5,620)	(349,564)	(18.8)
Bruker Corp.	(1,760)	(69,203)	(3.7)
Bunge Ltd.	(4,375)	(173,556)	(9.3)
Cable One, Inc.	(160)	(306,058)	(16.4)
Cabot Oil & Gas Corp.	(1,780)	(38,484)	(2.1)
Caesars Entertainment Corp.	(21,278)	(205,545)	(11.0)
Campbell Soup Co.	(109)	(5,448)	(0.3)
Cardinal Health, Inc.	(1,200)	(59,376)	(3.2)
CarMax, Inc.	(4,050)	(298,283)	(16.0)
Carnival Corp.	(9,580)	(152,322)	(8.2)
Caterpillar, Inc.	(480)	(55,862)	(3.0)
CBRE Group, Inc., Class A	(1,050)	(45,077)	(2.4)
Centene Corp.	(629)	(41,879)	(2.3)
CenterPoint Energy, Inc.	(14,580)	(248,297)	(13.3)
Ceridian HCM Holding, Inc.	(11,740)	(692,308)	(37.2)
Charles River Laboratories International, Inc.	(580)	(83,909)	(4.5)
Charles Schwab Corp. (The)	(1,415)	(53,374)	(2.9)
Church & Dwight Co., Inc.	(5,223)	(365,558)	(19.6)
Cisco Systems, Inc.	(12,950)	(548,821)	(29.5)
Cognex Corp.	(6,425)	(354,917)	(19.1)
Conagra Brands, Inc.	(7,840)	(262,170)	(14.1)
Concho Resources, Inc.	(13,600)	(771,392)	(41.4)
Constellation Brands, Inc., Class A	(1,405)	(231,389)	(12.4)

20

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Cooper Cos., Inc. (The)	(320)	$(91,744)	(4.9)%
Copart, Inc.	(4,460)	(357,291)	(19.2)
Corning, Inc.	(15,470)	(340,495)	(18.3)
Coupa Software, Inc.	(1,170)	(206,025)	(11.1)
CSX Corp.	(1,860)	(123,188)	(6.6)
Danaher Corp.	(2,770)	(452,784)	(24.3)
Deere & Co.	(710)	(102,993)	(5.5)
Dell Technologies, Inc., Class C	(9,380)	(400,432)	(21.5)
DexCom, Inc.	(1,483)	(497,102)	(26.7)
Discovery, Inc., Class C	(2,560)	(52,250)	(2.8)
DISH Network Corp., Class A	(6,080)	(152,091)	(8.2)
DocuSign, Inc.	(8,382)	(878,015)	(47.2)
Dollar Tree, Inc.	(3,655)	(291,194)	(15.6)
Dominion Energy, Inc.	(2,019)	(155,725)	(8.4)
DR Horton, Inc.	(7,209)	(340,409)	(18.3)
DuPont de Nemours, Inc.	(1,300)	(61,126)	(3.3)
DXC Technology Co.	(5,690)	(103,160)	(5.5)
East West Bancorp, Inc.	(4,290)	(150,450)	(8.1)
Eaton Corp. plc	(1,090)	(91,015)	(4.9)
Edison International	(18,265)	(1,072,338)	(57.6)
Elanco Animal Health, Inc.	(20,630)	(509,767)	(27.4)
Encompass Health Corp.	(470)	(31,138)	(1.7)
Entegris, Inc.	(1,040)	(56,399)	(3.0)
EPAM Systems, Inc.	(540)	(119,281)	(6.4)
Equifax, Inc.	(12,281)	(1,705,831)	(91.6)
Essential Utilities, Inc.	(16,501)	(689,577)	(37.0)
Everest Re Group Ltd.	(420)	(72,715)	(3.9)
Exact Sciences Corp.	(5,679)	(448,527)	(24.1)
Exxon Mobil Corp.	(29,510)	(1,371,330)	(73.7)
Fastenal Co.	(3,720)	(134,738)	(7.2)
FedEx Corp.	(3,290)	(417,073)	(22.4)
Fidelity National Information Services, Inc.	(4,260)	(561,851)	(30.2)
First Republic Bank	(1,149)	(119,829)	(6.4)
Fiserv, Inc.	(3,094)	(318,868)	(17.1)
FLIR Systems, Inc.	(7,310)	(317,254)	(17.0)
Ford Motor Co.	(100,700)	(512,563)	(27.5)
Franklin Resources, Inc.	(4,600)	(86,664)	(4.7)
Freeport-McMoRan, Inc.	(66,190)	(584,458)	(31.4)
GCI Liberty, Inc., Class A	(3,060)	(186,140)	(10.0)
General Motors Co.	(7,858)	(175,155)	(9.4)
Genuine Parts Co.	(3,410)	(270,345)	(14.5)
Global Payments, Inc.	(2,320)	(385,166)	(20.7)
Graco, Inc.	(10,950)	(489,027)	(26.3)
Guidewire Software, Inc.	(4,486)	(407,508)	(21.9)
Hasbro, Inc.	(2,880)	(207,965)	(11.2)
Hess Corp.	(6,310)	(306,918)	(16.5)
Howmet Aerospace, Inc.	(6,913)	(90,353)	(4.9)
Huntington Bancshares, Inc.	(6,225)	(57,519)	(3.1)
Huntington Ingalls Industries, Inc.	(920)	(176,097)	(9.5)
IHS Markit Ltd.	(1,530)	(102,969)	(5.5)
Illumina, Inc.	(240)	(76,567)	(4.1)
Insulet Corp.	(930)	(185,740)	(10.0)
International Business Machines Corp.	(480)	(60,269)	(3.2)
International Flavors & Fragrances, Inc.	(12,752)	(1,670,895)	(89.7)
Intuitive Surgical, Inc.	(881)	(450,085)	(24.2)
Invesco Ltd.	(13,502)	(116,387)	(6.3)
IPG Photonics Corp.	(3,094)	(400,147)	(21.5)
IQVIA Holdings, Inc.	(1,310)	(186,793)	(10.0)
Jacobs Engineering Group, Inc.	(2,940)	(243,285)	(13.1)
JB Hunt Transport Services, Inc.	(845)	(85,446)	(4.6)
JM Smucker Co. (The)	(2,520)	(289,573)	(15.6)

	Shares	Value	% of Basket Value

United States (continued)
Kellogg Co.	(172)	$(11,266)	(0.6)%
Keurig Dr Pepper, Inc.	(15,729)	(416,189)	(22.4)
Kinder Morgan, Inc.	(7,880)	(120,012)	(6.4)
KLA Corp.	(230)	(37,741)	(2.0)
Kraft Heinz Co. (The)	(16,570)	(502,568)	(27.0)
Kroger Co. (The)	(1,420)	(44,886)	(2.4)
L3Harris Technologies, Inc.	(1,730)	(335,101)	(18.0)
Las Vegas Sands Corp.	(5,450)	(261,709)	(14.1)
Lear Corp.	(990)	(96,674)	(5.2)
Leidos Holdings, Inc.	(980)	(96,834)	(5.2)
Lennox International, Inc.	(570)	(106,408)	(5.7)
Liberty Media Corp-Liberty Formula One, Class C	(4,170)	(134,232)	(7.2)
Lincoln National Corp.	(4,090)	(145,072)	(7.8)
Live Nation Entertainment, Inc.	(9,659)	(433,399)	(23.3)
M&T Bank Corp.	(310)	(34,745)	(1.9)
Markel Corp.	(130)	(112,559)	(6.0)
Marriott International, Inc., Class A	(7,206)	(655,314)	(35.2)
Marvell Technology Group Ltd.	(25,821)	(690,454)	(37.1)
Medtronic plc	(530)	(51,744)	(2.8)
Microchip Technology, Inc.	(2,171)	(190,462)	(10.2)
Micron Technology, Inc.	(5,710)	(273,452)	(14.7)
Molson Coors Beverage Co., Class B	(6,890)	(282,559)	(15.2)
MongoDB, Inc.	(2,160)	(350,201)	(18.8)
Monster Beverage Corp.	(630)	(38,940)	(2.1)
Mosaic Co. (The)	(35,740)	(411,367)	(22.1)
Mylan NV	(19,849)	(332,868)	(17.9)
Newell Brands, Inc.	(14,824)	(205,757)	(11.1)
Nordson Corp.	(909)	(146,267)	(7.9)
Norfolk Southern Corp.	(2,316)	(396,268)	(21.3)
Nucor Corp.	(7,110)	(292,861)	(15.7)
Occidental Petroleum Corp.	(19,300)	(320,380)	(17.2)
Okta, Inc.	(742)	(112,265)	(6.0)
Old Dominion Freight Line, Inc.	(1,920)	(278,957)	(15.0)
ON Semiconductor Corp.	(2,700)	(43,322)	(2.3)
Owens Corning	(7,870)	(341,243)	(18.3)
Packaging Corp. of America	(3,290)	(317,978)	(17.1)
Parker-Hannifin Corp.	(2,650)	(419,018)	(22.5)
Paycom Software, Inc.	(1,017)	(265,457)	(14.3)
PerkinElmer, Inc.	(3,080)	(278,832)	(15.0)
Perrigo Co. plc	(16,468)	(877,744)	(47.1)
Pfizer, Inc.	(1,110)	(42,580)	(2.3)
Post Holdings, Inc.	(3,950)	(362,808)	(19.5)
PPL Corp.	(3,425)	(87,064)	(4.7)
PRA Health Sciences, Inc.	(423)	(40,820)	(2.2)
Principal Financial Group, Inc.	(9,540)	(347,351)	(18.7)
Progressive Corp. (The)	(3,760)	(290,648)	(15.6)
Proofpoint, Inc.	(240)	(29,215)	(1.6)
Prudential Financial, Inc.	(5,990)	(373,596)	(20.1)
PTC, Inc.	(9,846)	(681,836)	(36.6)
QIAGEN NV	(16,498)	(687,802)	(36.9)
Regeneron Pharmaceuticals, Inc.	(100)	(52,588)	(2.8)
Rollins, Inc.	(6,580)	(263,200)	(14.1)
Ross Stores, Inc.	(380)	(34,717)	(1.9)
Sarepta Therapeutics, Inc.	(5,000)	(589,400)	(31.7)
Seattle Genetics, Inc.	(8,920)	(1,224,092)	(65.7)
Sensata Technologies Holding plc	(11,373)	(413,750)	(22.2)
Service Corp. International	(2,210)	(81,195)	(4.4)
Splunk, Inc.	(2,620)	(367,743)	(19.8)
SS&C Technologies Holdings, Inc.	(4,069)	(224,446)	(12.1)

21

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Steel Dynamics, Inc.	(8,743)	$(212,193)	(11.4)%
SVB Financial Group	(860)	(166,126)	(8.9)
Tapestry, Inc.	(10,410)	(154,901)	(8.3)
Targa Resources Corp.	(20,175)	(261,468)	(14.0)
TD Ameritrade Holding Corp.	(7,600)	(298,452)	(16.0)
Teleflex, Inc.	(643)	(215,662)	(11.6)
Tesla, Inc.	(1,389)	(1,086,031)	(58.3)
Thermo Fisher Scientific, Inc.	(1,510)	(505,367)	(27.1)
Tiffany & Co.	(1,763)	(223,020)	(12.0)
T-Mobile US, Inc.	(3,220)	(282,716)	(15.2)
Trade Desk, Inc. (The), Class A	(4,550)	(1,331,239)	(71.5)
Travelers Cos., Inc. (The)	(2,180)	(220,638)	(11.9)
Trimble, Inc.	(3,440)	(119,127)	(6.4)
Truist Financial Corp.	(15,930)	(594,508)	(31.9)
Twilio, Inc., Class A	(7,970)	(895,031)	(48.1)
Twitter, Inc.	(11,610)	(332,975)	(17.9)
Tyler Technologies, Inc.	(281)	(90,114)	(4.8)
Tyson Foods, Inc., Class A	(1,470)	(91,419)	(4.9)
Ubiquiti, Inc.	(550)	(89,117)	(4.8)
UGI Corp.	(2,610)	(78,770)	(4.2)
Ulta Beauty, Inc.	(340)	(74,093)	(4.0)
Union Pacific Corp.	(5,210)	(832,506)	(44.7)
United Rentals, Inc.	(1,590)	(204,315)	(11.0)
UnitedHealth Group, Inc.	(1,120)	(327,566)	(17.6)
Vail Resorts, Inc.	(1,320)	(225,720)	(12.1)
Valero Energy Corp.	(440)	(27,874)	(1.5)
VF Corp.	(3,480)	(202,188)	(10.9)
Visa, Inc., Class A	(1,450)	(259,144)	(13.9)
VMware, Inc., Class A	(470)	(61,814)	(3.3)
Walgreens Boots Alliance, Inc.	(1,050)	(45,455)	(2.4)
Walt Disney Co. (The)	(12,370)	(1,337,815)	(71.9)
Wells Fargo & Co.	(15,690)	(455,794)	(24.5)
Western Digital Corp.	(7,764)	(357,765)	(19.2)
Westinghouse Air Brake Technologies Corp.	(3,990)	(225,116)	(12.1)
Westlake Chemical Corp.	(7,910)	(343,690)	(18.5)
WestRock Co.	(6,850)	(220,502)	(11.8)
WEX, Inc.	(730)	(96,594)	(5.2)
Xylem, Inc.	(2,068)	(148,689)	(8.0)
Zimmer Biomet Holdings, Inc.	(444)	(53,147)	(2.9)
Zscaler, Inc.	(730)	(48,968)	(2.6)

		(64,724,394)

Total Reference Entity — Short		(116,625,125)

Net Value of Reference Entity — Citibank NA		$1,862,020

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of April 30, 2020, expiration date 02/08/23:

Reference Entity — Long

Australia
AGL Energy Ltd.	9,385	103,001	28.6
Aristocrat Leisure Ltd.	4,620	75,767	21.1
Aurizon Holdings Ltd.	92,890	282,186	78.5
BHP Group plc	30,882	518,354	144.1
Brambles Ltd.	6,920	49,461	13.8
Commonwealth Bank of Australia	2,650	107,051	29.8
CSL Ltd.	990	197,334	54.9
Macquarie Group Ltd.	4,960	328,565	91.3
Newcrest Mining Ltd.	6,873	124,924	34.7
Oil Search Ltd.	77,046	151,204	42.0

	Shares	Value	% of Basket Value

Australia (continued)
Rio Tinto Ltd.	321	$18,092	5.0%
Rio Tinto plc	2,220	103,049	28.7
South32 Ltd.	130,340	163,923	45.6
Wesfarmers Ltd.	22,597	548,869	152.6

		2,771,780

Austria
OMV AG	14,855	485,043	134.8

Belgium
Colruyt SA	3,480	208,562	58.0
Groupe Bruxelles Lambert SA	5,204	416,299	115.7
UCB SA	3,048	279,316	77.7

		904,177

Bermuda
RenaissanceRe Holdings Ltd.	1,380	201,494	56.0

Canada
Agnico Eagle Mines Ltd.	4,270	250,564	69.7
Alimentation Couche-Tard, Inc., Class B	1,380	38,507	10.7
Bank of Montreal	417	21,201	5.9
Bank of Nova Scotia (The)	4,350	174,381	48.5
BCE, Inc.	4,150	167,825	46.7
Canadian Imperial Bank of Commerce	4,430	262,500	73.0
Canadian Natural Resources Ltd.	3,772	63,167	17.6
Cenovus Energy, Inc.	18,610	67,517	18.8
Constellation Software, Inc.	680	653,903	181.8
Fairfax Financial Holdings Ltd.	120	32,537	9.0
Franco-Nevada Corp.	5,720	756,777	210.4
Hydro One Ltd.	8,540	154,854	43.0
Imperial Oil Ltd.	16,370	264,493	73.5
Magna International, Inc.	14,662	572,258	159.1
National Bank of Canada	6,100	246,025	68.4
Restaurant Brands International, Inc.	1,310	64,583	17.9
Rogers Communications, Inc., Class B	6,174	258,590	71.9
Royal Bank of Canada	6,228	383,134	106.5
Sun Life Financial, Inc.	16,510	565,891	157.3
Suncor Energy, Inc.	6,431	114,672	31.9
TC Energy Corp.	2,460	113,214	31.5
Toronto-Dominion Bank (The)	11,966	499,977	139.0

		5,726,570

Denmark
Carlsberg A/S, Class B	12,494	1,576,156	438.2
Genmab A/S	410	98,558	27.4
Novo Nordisk A/S, Class B	7,098	452,782	125.9
Novozymes A/S, Class B	3,960	194,264	54.0

		2,321,760

Finland
Fortum OYJ	2,980	49,379	13.7
Kone OYJ, Class B	8,350	505,627	140.6

		555,006

France
Airbus SE	1,040	65,851	18.3
Alstom SA	7,093	290,948	80.9
Arkema SA	3,355	279,247	77.6
Carrefour SA	7,964	118,275	32.9
Cie de Saint-Gobain	3,700	98,449	27.4
Danone SA	1,842	128,382	35.7

22

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France (continued)
Eiffage SA	5,488	$448,489	124.7%
Engie SA	14,840	161,008	44.8
Ipsen SA	1,040	77,441	21.5
Legrand SA	13,681	917,211	255.0
Orange SA	18,611	226,106	62.9
Peugeot SA	42,375	600,693	167.0
Publicis Groupe SA	4,500	132,835	36.9
Sodexo SA	610	48,767	13.6
Suez	2,540	28,731	8.0
Veolia Environnement SA	14,185	302,403	84.1
Vivendi SA	4,354	94,104	26.2

		4,018,940

Germany
adidas AG	830	190,014	52.8
Aroundtown SA	16,580	89,182	24.8
BASF SE	540	27,635	7.7
Brenntag AG	7,600	344,113	95.7
Deutsche Post AG (Registered)	5,867	174,292	48.5
Deutsche Telekom AG (Registered)	44,715	653,717	181.7
Evonik Industries AG	7,350	180,813	50.3
Fraport AG Frankfurt Airport Services Worldwide	3,210	140,609	39.1
HeidelbergCement AG	9,354	443,484	123.3
HOCHTIEF AG	9,859	771,479	214.5
LEG Immobilien AG	2,396	275,073	76.5
Merck KGaA	1,430	165,964	46.1
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	2,291	501,785	139.5
Symrise AG	2,150	217,816	60.6
Telefonica Deutschland Holding AG	138,230	393,232	109.3

		4,569,208

Hong Kong
CK Asset Holdings Ltd.	44,000	278,025	77.3
Hang Seng Bank Ltd.	75,200	1,315,252	365.7
Hong Kong Exchanges & Clearing Ltd.	2,800	89,774	24.9

		1,683,051

Ireland
AerCap Holdings NV	4,170	117,260	32.6

Japan
Aeon Co. Ltd.	2,900	58,382	16.2
AGC, Inc.	18,700	461,145	128.2
Ajinomoto Co., Inc.	16,400	292,097	81.2
Asahi Group Holdings Ltd.	4,400	151,295	42.1
Astellas Pharma, Inc.	13,700	226,586	63.0
Bridgestone Corp.	13,300	413,993	115.1
Chugai Pharmaceutical Co. Ltd.	2,400	286,084	79.5
Daiwa Securities Group, Inc.	27,200	113,109	31.4
Denso Corp.	21,300	748,732	208.2
Dentsu Group, Inc.	5,800	121,126	33.7
East Japan Railway Co.	800	58,416	16.2
FUJIFILM Holdings Corp.	2,900	138,134	38.4
Hitachi Ltd.	16,200	480,807	133.7
Hoya Corp.	1,700	155,029	43.1
Inpex Corp.	9,400	60,678	16.9
Japan Post Insurance Co. Ltd.	7,200	91,992	25.6
JXTG Holdings, Inc.	73,400	260,229	72.3
Kao Corp.	1,000	77,116	21.4
KDDI Corp.	5,100	147,718	41.1

	Shares	Value	% of Basket Value

Japan (continued)
Kyocera Corp.	6,500	$347,298	96.6%
Kyowa Kirin Co. Ltd.	7,200	167,110	46.5
Marubeni Corp.	21,500	103,541	28.8
MEIJI Holdings Co. Ltd.	8,700	604,248	168.0
Mitsubishi Chemical Holdings Corp.	8,500	48,311	13.4
Mitsubishi Corp.	3,500	74,228	20.6
Mitsubishi Electric Corp.	28,600	351,913	97.8
Mitsubishi Heavy Industries Ltd.	14,300	366,704	101.9
Mitsui & Co. Ltd.	8,300	115,854	32.2
MS&AD Insurance Group Holdings, Inc.	8,000	230,481	64.1
NEC Corp.	9,300	356,886	99.2
Nippon Steel Corp.	13,900	116,949	32.5
Nitori Holdings Co. Ltd.	2,400	367,862	102.3
Nitto Denko Corp.	4,000	199,814	55.6
Nomura Research Institute Ltd.	10,500	257,051	71.5
NTT Data Corp.	23,600	240,819	66.9
NTT DOCOMO, Inc.	1,100	32,418	9.0
Obayashi Corp.	73,200	639,812	177.9
Olympus Corp.	2,200	34,907	9.7
Omron Corp.	6,100	358,284	99.6
Ono Pharmaceutical Co. Ltd.	29,700	715,542	198.9
ORIX Corp.	9,100	107,084	29.8
Otsuka Holdings Co. Ltd.	20,400	801,803	222.9
Panasonic Corp.	12,500	95,287	26.5
Ricoh .Co. Ltd.	15,300	104,292	29.0
Rohm Co. Ltd.	6,100	385,665	107.2
Sekisui House Ltd.	83,800	1,437,565	399.7
Seven & i Holdings Co. Ltd.	600	19,870	5.5
Shionogi & Co. Ltd.	5,700	314,797	87.5
Sumitomo Chemical Co. Ltd.	232,500	713,124	198.3
Sumitomo Corp.	17,100	193,439	53.8
Sumitomo Electric Industries Ltd.	51,000	524,711	145.9
Sumitomo Mitsui Financial Group, Inc.	20,500	539,093	149.9
Tokio Marine Holdings,Inc.	2,800	131,364	36.5
Tokyo Electron Ltd.	900	191,683	53.3
Toray Industries, Inc.	30,600	140,292	39.0
TOTO Ltd.	1,400	48,730	13.5
Trend Micro, Inc.	2,500	126,830	35.3
West Japan Railway Co.	1,800	111,236	30.9
Yakult Honsha Co. Ltd.	2,600	151,036	42.0
Yamaha Corp.	800	32,292	9.0
Yamaha Motor Co. Ltd.	12,600	162,109	45.1

		16,405,002

Netherlands
Akzo Nobel NV	11,704	888,215	246.9
EXOR NV	1,121	61,133	17.0
Koninklijke DSM NV	647	79,298	22.1
Koninklijke KPN NV	41,380	95,312	26.5
Koninklijke Philips NV	11,448	499,047	138.7
NXP Semiconductors NV	390	38,832	10.8
Randstad NV	7,840	315,526	87.7
Wolters Kluwer NV	18,958	1,394,426	387.7

		3,371,789

Norway
Orkla ASA	65,620	592,738	164.8
Telenor ASA	21,990	337,306	93.8
Yara International ASA	4,430	150,463	41.8

		1,080,507

23

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Portugal
Galp Energia SGPS SA	5,260	$60,706	16.9%
Jeronimo Martins SGPS SA	11,890	201,578	56.0

		262,284

Singapore
United Overseas Bank Ltd.	23,900	341,510	95.0

South Africa
Anglo American plc	16,520	293,809	81.7

South Korea
Amorepacific Corp.	310	44,903	12.5
Hana Financial Group, Inc.	7,700	175,776	48.9
Hyundai Mobis Co. Ltd.	100	14,138	3.9
Kakao Corp.	710	107,294	29.8
KB Financial Group, Inc.	16,379	468,625	130.3
Kia Motors Corp.	16,300	398,123	110.7
KT&G Corp.	12,586	840,335	233.6
LG Electronics, Inc.	10,530	473,904	131.8
LG Household & Health Care Ltd.	228	258,551	71.9
NCSoft Corp.	89	47,157	13.1
POSCO	658	99,427	27.6
Samsung C&T Corp.	2,280	199,647	55.5
Samsung Electronics Co. Ltd.	5,410	222,446	61.9
Samsung Electronics Co. Ltd. (Preference)	14,540	504,038	140.1
Shinhan Financial Group Co. Ltd.	20,295	514,530	143.1
SK Telecom Co. Ltd.	1,300	225,945	62.8

		4,594,839

Spain
ACS Actividades de Construccion y Servicios SA	4,964	124,132	34.5
Aena SME SA	2,380	301,273	83.7
Industria de Diseno Textil SA	6,696	171,501	47.7

		596,906

Sweden
Assa Abloy AB, Class B	1,910	34,193	9.5
Electrolux AB	28,760	393,261	109.3
Essity AB, Class B	16,534	535,592	148.9
Hennes & Mauritz AB, Class B	5,000	68,348	19.0
Skanska AB, Class B	5,560	105,783	29.4
Swedish Match AB	9,321	576,005	160.1
Volvo AB, Class B	1,542	19,760	5.5

		1,732,942

Switzerland
Adecco Group AG (Registered)	7,660	335,207	93.2
Coca-Cola HBC AG	4,550	115,291	32.1
Geberit AG (Registered)	730	326,458	90.8
Givaudan SA (Registered)	100	335,329	93.2
Kuehne + Nagel International AG (Registered)	2,800	400,518	111.4
Nestle SA (Registered)	840	88,965	24.7
Novartis AG (Registered)	4,828	412,014	114.5
STMicroelectronics NV	1,931	49,726	13.8
Straumann Holding AG (Registered)	80	60,866	16.9
Swatch Group AG (The)	1,175	235,778	65.6
Swiss Life Holding AG (Registered)	894	317,034	88.1

	Shares	Value	% of Basket Value

Switzerland (continued)
Swiss Prime Site AG (Registered)	2,430	$231,352	64.3%

		2,908,538

United Kingdom
Associated British Foods plc	29,619	703,136	195.5
Auto Trader Group plc	12,800	73,683	20.5
Aviva plc	93,970	284,177	79.0
BAE Systems plc	27,990	178,532	49.6
Barclays plc	27,570	36,814	10.2
Bunzl plc	5,424	117,727	32.7
Burberry Group plc	2,060	35,769	10.0
CK Hutchison Holdings Ltd.	66,000	489,204	136.0
Compass Group plc	27,260	458,715	127.5
GlaxoSmithKline plc	29,457	614,550	170.9
Halma plc	20,650	542,897	150.9
Informa plc	14,829	81,913	22.8
InterContinental Hotels Group plc	1,660	75,618	21.0
JD Sports Fashion plc	7,210	47,790	13.3
Legal & General Group plc	43,060	110,707	30.8
Next plc	11,040	657,307	182.7
Pearson plc	22,540	129,980	36.1
RELX plc	7,520	169,665	47.2
Rentokil Initial plc	26,760	159,212	44.3
Rightmove plc	179,564	1,122,713	312.1
Rolls-Royce Holdings plc	40,240	166,552	46.3
RSA Insurance Group plc	135,930	616,043	171.3
Sage Group plc (The)	80,580	648,065	180.2
Smith & Nephew plc	15,441	302,167	84.0
Unilever NV	11,470	571,198	158.8
WPP plc	22,010	170,778	47.5

		8,564,912

United States
AbbVie, Inc.	1,138	93,544	26.0
Adobe, Inc.	1,101	389,358	108.2
Advance Auto Parts, Inc.	200	24,182	6.7
Aflac, Inc.	5,215	194,207	54.0
Alaska Air Group, Inc.	2,370	77,072	21.4
Alexion Pharmaceuticals, Inc.	7,750	832,893	231.6
Align Technology, Inc.	570	122,465	34.0
Alleghany Corp.	410	218,821	60.8
Allegion plc	1,450	145,783	40.5
Alliant Energy Corp.	17,626	855,742	237.9
Allstate Corp. (The)	9,092	924,838	257.1
Ally Financial, Inc.	12,620	206,842	57.5
Alphabet, Inc., Class C	532	717,468	199.5
Amdocs Ltd.	19,292	1,243,176	345.6
Ameren Corp.	2,207	160,559	44.6
American Electric Power Co., Inc.	2,116	175,861	48.9
American Express Co.	1,382	126,108	35.1
American Financial Group, Inc.	8,626	571,386	158.9
American Water Works Co., Inc.	940	114,389	31.8
AmerisourceBergen Corp.	1,100	98,626	27.4
AMETEK, Inc.	7,570	634,896	176.5
Applied Materials, Inc.	13,115	651,553	181.1
AptarGroup, Inc.	1,080	115,646	32.1
Arch Capital Group Ltd.	3,790	91,074	25.3
Arrow Electronics, Inc.	3,020	190,018	52.8
Assurant, Inc.	990	105,178	29.2
AT&T, Inc.	5,780	176,117	49.0
Atmos Energy Corp.	8,050	820,859	228.2
Autodesk, Inc.	1,920	359,290	99.9

24

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Automatic Data Processing, Inc.	7,211	$1,057,782	294.1%
AutoZone, Inc.	32	32,650	9.1
Avery Dennison Corp.	2,492	275,092	76.5
Axalta Coating Systems Ltd.	29,232	577,040	160.4
Bank of New York Mellon Corp. (The)	1,750	65,695	18.3
Best Buy Co., Inc.	4,765	365,618	101.6
Biogen, Inc.	5,170	1,534,611	426.6
Bio-Rad Laboratories, Inc., Class A	20	8,802	2.4
Booking Holdings, Inc.	149	220,605	61.3
Booz Allen Hamilton Holding Corp.	2,291	168,251	46.8
Bright Horizons Family Solutions, Inc.	1,490	173,511	48.2
Bristol-Myers Squibb Co., CVR	8,815	39,756	11.1
Burlington Stores, Inc.	460	84,037	23.4
Cadence Design Systems, Inc.	1,305	105,875	29.4
Capital One Financial Corp.	10,535	682,247	189.7
Carlisle Cos., Inc.	4,260	515,290	143.3
Carnival plc	12,940	178,316	49.6
CDW Corp.	2,583	286,196	79.6
Cerner Corp.	15,640	1,085,260	301.7
CH Robinson Worldwide, Inc.	853	60,478	16.8
Charter Communications, Inc., Class A	280	138,664	38.5
Chemed Corp.	955	397,824	110.6
Chevron Corp.	680	62,560	17.4
Chipotle Mexican Grill, Inc.	150	131,783	36.6
Ciena Corp.	13,900	642,875	178.7
Cintas Corp.	585	129,771	36.1
Citigroup, Inc.	2,325	112,902	31.4
Citizens Financial Group, Inc.	9,841	220,340	61.3
Citrix Systems, Inc.	3,061	443,876	123.4
CMS Energy Corp.	1,950	111,326	30.9
Cognizant Technology Solutions Corp., Class A	1,120	64,982	18.1
Colgate-Palmolive Co.	470	33,027	9.2
Columbia Sportswear Co.	1,790	130,473	36.3
ConocoPhillips	2,407	101,335	28.2
Consolidated Edison, Inc.	730	57,524	16.0
Continental Resources, Inc.	4,664	76,443	21.3
Cummins, Inc.	6,137	1,003,400	279.0
CVS Health Corp.	1,850	113,868	31.7
DaVita, Inc.	140	11,061	3.1
DENTSPLY SIRONA, Inc.	2,410	102,280	28.4
Devon Energy Corp.	41,533	517,917	144.0
Discover Financial Services	9,329	400,867	111.4
Dollar General Corp.	2,510	440,003	122.3
Domino’s Pizza, Inc.	240	86,863	24.1
Dover Corp.	6,318	591,681	164.5
Dunkin’ Brands Group, Inc.	13,980	878,503	244.2
E*TRADE Financial Corp.	730	29,645	8.2
Edwards Lifesciences Corp.	3,370	732,975	203.8
Electronic Arts, Inc.	2,140	244,516	68.0
Eli Lilly & Co.	1,714	265,053	73.7
Emerson Electric Co.	4,800	273,744	76.1
Equitable Holdings, Inc.	5,970	109,370	30.4
Estee Lauder Cos., Inc. (The), Class A	298	52,567	14.6
Euronet Worldwide, Inc.	2,260	207,378	57.7
Evergy, Inc.	1,427	83,380	23.2
Eversource Energy	370	29,859	8.3
Expedia Group, Inc.	6,310	447,884	124.5
F5 Networks, Inc.	3,350	466,521	129.7

	Shares	Value	% of Basket Value

United States (continued)
Facebook, Inc., Class A	475	$97,237	27.0%
Fair Isaac Corp.	434	153,176	42.6
Ferguson plc	1,830	131,947	36.7
Fifth Third Bancorp	2,750	51,398	14.3
First American Financial Corp.	840	38,741	10.8
FirstEnergy Corp.	7,260	299,620	83.3
FleetCor Technologies, Inc.	770	185,763	51.6
FMC Corp.	1,770	162,663	45.2
Fortune Brands Home & Security, Inc.	3,738	180,172	50.1
Garmin Ltd.	3,551	288,199	80.1
General Mills, Inc.	1,790	107,203	29.8
Gilead Sciences, Inc.	2,964	248,976	69.2
Globe Life, Inc.	5,300	436,402	121.3
GoDaddy, Inc., Class A	2,130	147,886	41.1
HCA Healthcare, Inc.	3,918	430,510	119.7
HD Supply Holdings, Inc.	13,800	409,584	113.9
Henry Schein, Inc.	12,915	704,642	195.9
Hershey Co. (The)	6,650	880,660	244.8
Hewlett Packard Enterprise Co.	19,333	194,490	54.1
Hilton Worldwide Holdings, Inc.	3,294	249,389	69.3
Hologic, Inc.	6,330	317,133	88.2
HP, Inc.	3,660	56,767	15.8
Hubbell, Inc.	2,380	296,143	82.3
IAC/InterActiveCorp	460	102,801	28.6
IDEX Corp.	2,351	361,184	100.4
IDEXX Laboratories, Inc.	1,201	333,398	92.7
Illinois Tool Works, Inc.	300	48,750	13.6
Intel Corp.	4,165	249,817	69.5
Intercontinental Exchange, Inc.	1,250	111,813	31.1
Interpublic Group of Cos., Inc. (The)	18,493	314,011	87.3
Intuit, Inc.	537	144,888	40.3
James Hardie Industries plc, CDI	24,250	348,123	96.8
Jazz Pharmaceuticals plc	950	104,738	29.1
Johnson & Johnson	5,369	805,565	224.0
Johnson Controls International plc	5,170	150,499	41.8
Juniper Networks, Inc.	3,290	71,064	19.8
KeyCorp	2,130	24,815	6.9
Laboratory Corp. of America Holdings	350	57,558	16.0
Lam Research Corp.	959	244,814	68.1
Lamb Weston Holdings, Inc.	730	44,793	12.5
Liberty Media Corp-Liberty SiriusXM, Class C	15,339	522,600	145.3
LKQ Corp.	1,770	46,286	12.9
LPL Financial Holdings, Inc.	7,420	446,832	124.2
Marathon Oil Corp.	87,360	534,643	148.6
McKesson Corp.	3,220	454,825	126.4
Merck & Co., Inc.	8,562	679,309	188.9
MGM Resorts International	19,950	335,759	93.3
Microsoft Corp.	2,560	458,778	127.5
Mondelez International, Inc., Class A	5,265	270,832	75.3
Morgan Stanley	2,117	83,473	23.2
National Oilwell Varco, Inc.	7,050	89,112	24.8
Neurocrine Biosciences, Inc.	2,560	251,238	69.8
NextEra Energy, Inc.	190	43,913	12.2
NIKE, Inc., Class B	5,111	445,577	123.9
NiSource, Inc.	18,400	462,024	128.4
Northern Trust Corp.	1,600	126,656	35.2
Norwegian Cruise Line Holdings Ltd.	10,580	173,512	48.2

25

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
NRG Energy, Inc.	6,827	$228,909	63.6%
NVR, Inc.	20	62,000	17.2
OGE Energy Corp.	6,212	195,802	54.4
Old Republic International Corp.	2,720	43,384	12.1
Omnicom Group, Inc.	4,994	284,808	79.2
O’Reilly Automotive, Inc.	1,147	443,132	123.2
Paychex, Inc.	14,827	1,015,946	282.4
PayPal Holdings, Inc.	390	47,970	13.3
Pentair plc	4,990	172,604	48.0
People’s United Financial, Inc.	6,150	78,044	21.7
PepsiCo, Inc.	2,200	291,038	80.9
Phillips 66	558	40,829	11.3
Pinnacle West Capital Corp.	1,936	149,053	41.4
Pool Corp.	1,250	264,575	73.6
PPG Industries, Inc.	5,220	474,133	131.8
Public Service Enterprise Group, Inc.	3,380	171,400	47.6
PulteGroup, Inc.	12,130	342,915	95.3
PVH Corp.	3,220	158,521	44.1
Qorvo, Inc.	2,527	247,722	68.9
QUALCOMM, Inc.	2,550	200,609	55.8
Quest Diagnostics, Inc.	2,200	242,242	67.3
Reliance Steel & Aluminum Co.	9,050	810,699	225.4
Robert Half International, Inc.	6,204	293,263	81.5
Rockwell Automation, Inc.	560	106,109	29.5
Royal Gold, Inc.	350	42,886	11.9
salesforce.com, Inc.	1,590	257,501	71.6
Santander Consumer USA Holdings, Inc.	5,990	93,384	26.0
Schlumberger Ltd.	4,470	75,185	20.9
SEI Investments Co.	9,250	471,380	131.0
Sherwin-Williams Co. (The)	220	118,001	32.8
Sirius XM Holdings, Inc.	17,780	105,080	29.2
Skyworks Solutions, Inc.	160	16,621	4.6
Snap-on, Inc.	1,780	231,916	64.5
Southern Co. (The)	1,710	97,008	27.0
Spirit AeroSystems Holdings, Inc., Class A	1,830	40,553	11.3
Starbucks Corp.	10,840	831,753	231.2
STERIS plc	88	12,540	3.5
Stryker Corp.	285	53,133	14.8
Synchrony Financial	36,574	723,799	201.2
Synopsys, Inc.	5,192	815,767	226.8
Sysco Corp.	790	44,453	12.4
Take-Two Interactive Software, Inc.	1,250	151,313	42.1
Teledyne Technologies, Inc.	553	180,096	50.1
Teradyne, Inc.	8,498	531,465	147.8
Texas Instruments, Inc.	4,420	513,029	142.6
TJX Cos., Inc. (The)	8,865	434,828	120.9
Trane Technologies plc	2,411	210,770	58.6
United Airlines Holdings, Inc.	27,870	824,395	229.2
Universal Health Services, Inc., Class B	1,497	158,218	44.0
US Bancorp	2,240	81,760	22.7
US Foods Holding Corp.	10,700	230,050	64.0
VeriSign, Inc.	2,637	552,425	153.6
Verizon Communications, Inc.	570	32,747	9.1
Vertex Pharmaceuticals, Inc.	1,380	346,656	96.4
Vistra Energy Corp.	32,567	636,359	176.9
WABCO Holdings, Inc.	490	65,846	18.3
WEC Energy Group, Inc.	370	33,504	9.3
West Pharmaceutical Services, Inc.	4,230	800,570	222.6
Western Union Co. (The)	9,240	176,207	49.0

	Shares	Value	% of Basket Value

United States (continued)
Workday, Inc., Class A	560	$86,184	24.0%
WR Berkley Corp.	2,260	122,040	33.9
Xcel Energy, Inc.	2,780	176,697	49.1
Xerox Holdings Corp.	14,099	257,871	71.7
Yum! Brands, Inc.	3,381	292,220	81.2
Zebra Technologies Corp., Class A	770	176,838	49.2
Zions Bancorp NA	6,013	190,071	52.8

		60,571,630

Total Reference Entity — Long		124,078,957

Reference Entity — Short

Australia
Australia & New Zealand Banking Group Ltd.	(18,710)	(203,237)	(56.5)
Coles Group Ltd.	(5,110)	(51,242)	(14.2)
Insurance Australia Group Ltd.	(128,340)	(479,517)	(133.3)
Lendlease Group	(68,106)	(542,522)	(150.8)
Magellan Financial Group Ltd.	(4,080)	(133,647)	(37.2)
National Australia Bank Ltd.	(22,902)	(250,948)	(69.8)
Qantas Airways Ltd.	(26,110)	(64,848)	(18.0)
Suncorp Group Ltd.	(9,490)	(56,417)	(15.7)
Sydney Airport	(23,800)	(96,947)	(27.0)
Telstra Corp. Ltd.	(30,080)	(59,174)	(16.5)
Transurban Group	(23,848)	(212,599)	(59.1)
Westpac Banking Corp.	(42,657)	(443,810)	(123.4)
Woodside Petroleum Ltd.	(7,275)	(104,173)	(29.0)

		(2,699,081)

Belgium
Anheuser-Busch InBev SA/NV	(5,845)	(272,202)	(75.7)
Umicore SA	(13,298)	(576,343)	(160.2)

		(848,545)

Canada
Barrick Gold Corp.	(4,580)	(117,798)	(32.8)
Brookfield Asset Management, Inc., Class A	(14,850)	(502,227)	(139.6)
Fortis, Inc.	(2,450)	(94,941)	(26.4)
Great-West Lifeco, Inc.	(22,770)	(374,933)	(104.2)
Husky Energy, Inc.	(30,740)	(98,716)	(27.5)
Inter Pipeline Ltd.	(12,820)	(107,206)	(29.8)
Loblaw Cos. Ltd.	(3,890)	(191,433)	(53.2)
Shaw Communications, Inc., Class B	(2,780)	(45,356)	(12.6)
Teck Resources Ltd., Class B	(17,760)	(156,554)	(43.5)
TELUS Corp.	(2,060)	(33,669)	(9.4)
Thomson Reuters Corp.	(990)	(69,805)	(19.4)

		(1,792,638)

Chile
Antofagasta plc	(30,790)	(315,287)	(87.7)

China
BeiGene Ltd., ADR	(1,740)	(265,924)	(73.9)
Prosus NV	(3,210)	(243,353)	(67.7)

		(509,277)

Denmark
Chr Hansen Holding A/S	(2,610)	(225,044)	(62.6)
Danske Bank A/S	(17,300)	(205,404)	(57.1)
Demant A/S	(6,686)	(159,848)	(44.4)
H Lundbeck A/S	(1,180)	(43,053)	(12.0)
Orsted A/S	(140)	(14,142)	(3.9)

26

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Denmark (continued)
Vestas Wind Systems A/S	(1,431)	$(122,885)	(34.2)%

		(770,376)

Finland
Nokia OYJ	(93,710)	(337,819)	(93.9)
Nordea Bank Abp	(127,609)	(816,462)	(227.0)
Sampo OYJ, Class A	(26,310)	(872,110)	(242.4)
Stora Enso OYJ, Class R	(5,430)	(63,882)	(17.8)
Wartsila OYJ Abp	(64,037)	(470,046)	(130.7)

		(2,560,319)

France
Edenred	(11,197)	(451,050)	(125.4)
Faurecia SE	(6,680)	(239,354)	(66.6)
Iliad SA	(2,623)	(390,620)	(108.6)
Orpea	(2,832)	(315,011)	(87.6)
SCOR SE	(5,945)	(167,499)	(46.6)
Teleperformance	(111)	(24,865)	(6.9)
Ubisoft Entertainment SA	(3,670)	(272,982)	(75.9)
Valeo SA	(2,298)	(52,677)	(14.7)

		(1,914,058)

Germany
Bayer AG (Registered)	(1,670)	(109,835)	(30.5)
Bayerische Motoren Werke AG	(1,840)	(108,239)	(30.1)
Commerzbank AG	(162,082)	(597,586)	(166.1)
Continental AG	(1,280)	(106,959)	(29.7)
Covestro AG	(2,170)	(72,893)	(20.3)
Daimler AG (Registered)	(23,862)	(816,152)	(226.9)
Delivery Hero SE	(13,395)	(1,136,100)	(315.9)
Deutsche Bank AG (Registered)	(146,289)	(1,083,451)	(301.2)
Deutsche Lufthansa AG (Registered)	(19,000)	(170,101)	(47.3)
E.ON SE	(61,580)	(616,864)	(171.5)
Fresenius Medical Care AG & Co. KGaA	(1,620)	(126,960)	(35.3)
Infineon Technologies AG	(14,501)	(269,587)	(75.0)
KION Group AG	(3,183)	(157,884)	(43.9)
Nemetschek SE	(1,940)	(122,055)	(33.9)
Porsche Automobil Holding SE (Preference)	(13,546)	(683,989)	(190.2)
thyssenkrupp AG	(51,070)	(339,729)	(94.5)
TUI AG	(53,472)	(213,016)	(59.2)
United Internet AG (Registered)	(11,671)	(401,582)	(111.6)
Volkswagen AG	(999)	(147,696)	(41.1)
Zalando SE	(6,867)	(336,577)	(93.6)

		(7,617,255)

Japan
Advantest Corp.	(3,300)	(160,121)	(44.5)
Aisin Seiki Co. Ltd.	(5,900)	(169,917)	(47.2)
ANA Holdings, Inc.	(10,000)	(212,500)	(59.1)
Bandai Namco Holdings, Inc.	(5,400)	(269,819)	(75.0)
Central Japan Railway Co.	(800)	(125,884)	(35.0)
Chubu Electric Power Co., Inc.	(38,300)	(517,968)	(144.0)
Daifuku Co. Ltd.	(11,800)	(825,773)	(229.6)
Dai-ichi Life Holdings, Inc.	(29,000)	(363,435)	(101.0)
Daiichi Sankyo Co. Ltd.	(2,000)	(137,483)	(38.2)
Daito Trust Construction Co. Ltd.	(1,800)	(171,154)	(47.6)
Daiwa House Industry Co. Ltd.	(9,900)	(250,869)	(69.7)
Disco Corp.	(2,500)	(558,286)	(155.2)
FamilyMart Co. Ltd.	(12,000)	(203,492)	(56.6)
FANUC Corp.	(3,600)	(587,568)	(163.4)
Fast Retailing Co. Ltd.	(300)	(142,274)	(39.6)
Hitachi High-Tech Corp.	(1,300)	(96,814)	(26.9)
Hoshizaki Corp.	(500)	(38,103)	(10.6)

	Shares	Value	% of Basket Value

Japan (continued)
Idemitsu Kosan Co. Ltd.	(17,500)	$(397,653)	(110.6)%
Isuzu Motors Ltd.	(19,100)	(145,151)	(40.4)
Japan Airlines Co. Ltd.	(25,800)	(460,215)	(127.9)
Japan Post Holdings Co. Ltd.	(15,300)	(122,383)	(34.0)
JFE Holdings, Inc.	(68,600)	(455,232)	(126.6)
Kajima Corp.	(64,700)	(672,283)	(186.9)
Kansai Electric Power Co., Inc. (The)	(33,700)	(345,329)	(96.0)
Keyence Corp.	(1,200)	(428,415)	(119.1)
Kikkoman Corp.	(2,700)	(124,065)	(34.5)
Kirin Holdings Co. Ltd.	(2,800)	(54,035)	(15.0)
Komatsu Ltd.	(14,400)	(272,461)	(75.7)
Kose Corp.	(1,700)	(212,521)	(59.1)
Kubota Corp.	(15,600)	(193,732)	(53.9)
LINE Corp.	(1,700)	(83,157)	(23.1)
Makita Corp.	(13,800)	(449,362)	(124.9)
MINEBEA MITSUMI, Inc.	(2,500)	(40,648)	(11.3)
Mitsubishi Estate Co. Ltd.	(5,800)	(93,833)	(26.1)
Mitsui Fudosan Co. Ltd.	(16,100)	(296,030)	(82.3)
MonotaRO Co. Ltd.	(31,700)	(1,018,565)	(283.2)
Murata Manufacturing Co. Ltd.	(1,100)	(61,982)	(17.2)
Nexon Co. Ltd.	(10,000)	(161,460)	(44.9)
Nidec Corp.	(10,400)	(605,426)	(168.3)
Nissan Motor Co. Ltd.	(14,300)	(48,674)	(13.5)
Nomura Holdings, Inc.	(16,200)	(67,224)	(18.7)
Obic Co. Ltd.	(2,400)	(360,148)	(100.1)
Oriental Land Co. Ltd.	(9,100)	(1,150,652)	(319.9)
Rakuten, Inc.	(38,600)	(327,298)	(91.0)
Renesas Electronics Corp.	(12,800)	(67,589)	(18.8)
Resona Holdings, Inc.	(64,300)	(200,811)	(55.8)
Sharp Corp.	(32,500)	(357,763)	(99.5)
Shimadzu Corp.	(1,000)	(24,904)	(6.9)
Shimano, Inc.	(1,100)	(162,091)	(45.1)
Shimizu Corp.	(15,100)	(115,969)	(32.2)
Shin-Etsu Chemical Co. Ltd.	(1,800)	(198,544)	(55.2)
Shiseido Co. Ltd.	(2,900)	(170,500)	(47.4)
SMC Corp.	(1,800)	(813,641)	(226.2)
SoftBank Group Corp.	(17,900)	(767,241)	(213.3)
Sony Corp.	(1,300)	(83,660)	(23.3)
Subaru Corp.	(22,500)	(450,326)	(125.2)
Sumitomo Metal Mining Co. Ltd.	(9,700)	(241,754)	(67.2)
Sumitomo Mitsui Trust Holdings, Inc.	(4,100)	(119,379)	(33.2)
Sysmex Corp.	(3,900)	(269,440)	(74.9)
Taisei Corp.	(30,300)	(944,515)	(262.6)
Terumo Corp.	(4,300)	(142,685)	(39.7)
Tokyo Electric Power Co. Holdings, Inc.	(54,600)	(183,801)	(51.1)
Toshiba Corp.	(10,800)	(267,816)	(74.5)
Unicharm Corp.	(1,500)	(55,280)	(15.4)
Yamato Holdings Co. Ltd.	(10,000)	(174,537)	(48.5)
Yaskawa Electric Corp.	(20,200)	(658,615)	(183.1)
Z Holdings Corp.	(23,200)	(89,536)	(24.9)

		(20,039,791)

Luxembourg
Eurofins Scientific SE	(1,225)	(677,634)	(188.4)

Mexico
Fresnillo plc	(10,560)	(93,807)	(26.1)

Netherlands
Adyen NV	(90)	(88,882)	(24.7)
Just Eat Takeaway.com NV	(16,421)	(1,687,935)	(469.3)

27

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke Vopak NV	(7,530)	$(434,207)	(120.7)%

		(2,211,024)

Norway
Aker BP ASA	(14,220)	(233,457)	(64.9)
Equinor ASA	(31,790)	(440,191)	(122.4)
Mowi ASA	(16,579)	(283,949)	(78.9)

		(957,597)

Portugal
EDP — Energias de Portugal SA	(13,180)	(55,539)	(15.4)

Singapore
Oversea-Chinese Banking Corp. Ltd.	(7,900)	(50,405)	(14.0)
Singapore Telecommunications Ltd.	(83,300)	(166,453)	(46.3)

		(216,858)

South Africa
Mondi plc	(9,120)	(161,053)	(44.8)

South Korea
Celltrion Healthcare Co. Ltd.	(10,342)	(716,809)	(199.3)
Celltrion, Inc.	(5,788)	(1,000,376)	(278.1)
Hyundai Motor Co.	(5,382)	(415,988)	(115.6)
LG Chem Ltd.	(1,478)	(459,234)	(127.7)
Samsung Biologics Co. Ltd.	(2,451)	(1,170,800)	(325.5)
Samsung Electro-Mechanics Co. Ltd.	(287)	(26,832)	(7.5)
Samsung SDI Co. Ltd.	(1,716)	(405,381)	(112.7)
SK Hynix, Inc.	(2,330)	(160,345)	(44.6)
SK Innovation Co. Ltd.	(522)	(42,110)	(11.7)

		(4,397,875)

Sweden
Alfa Laval AB	(16,150)	(301,794)	(83.9)
Boliden AB	(37,323)	(752,335)	(209.2)
Epiroc AB, Class A	(17,760)	(177,736)	(49.4)
Hexagon AB, Class B	(10,353)	(508,042)	(141.2)
ICA Gruppen AB	(6,476)	(283,360)	(78.8)
Skandinaviska Enskilda Banken AB, Class A	(7,510)	(61,826)	(17.2)
SKF AB, Class B	(14,250)	(224,917)	(62.5)
Svenska Cellulosa AB SCA, Class B	(4,460)	(47,306)	(13.1)
Svenska Handelsbanken AB, Class A	(32,520)	(296,821)	(82.5)

		(2,654,137)

Switzerland
ABB Ltd. (Registered)	(14,440)	(274,104)	(76.2)
Baloise Holding AG (Registered)	(2,135)	(319,433)	(88.8)
Cie Financiere Richemont SA (Registered)	(14,340)	(813,558)	(226.2)
Clariant AG (Registered)	(17,880)	(330,525)	(91.9)
Glencore plc	(287,433)	(538,489)	(149.7)
Julius Baer Group Ltd.	(5,273)	(207,098)	(57.6)
Partners Group Holding AG	(490)	(386,140)	(107.3)
Swiss Re AG	(3,219)	(233,913)	(65.0)
Temenos AG (Registered)	(610)	(79,045)	(22.0)
UBS Group AG (Registered)	(14,622)	(156,565)	(43.5)
Zurich Insurance Group AG	(290)	(91,946)	(25.6)

		(3,430,816)

United Kingdom
3i Group plc	(10,500)	(103,151)	(28.7)
Admiral Group plc	(11,360)	(331,492)	(92.2)

	Shares	Value	% of Basket Value

United Kingdom (continued)
Ashtead Group plc	(2,930)	$(80,034)	(22.2)%
Barratt Developments plc	(21,990)	(143,361)	(39.8)
British American Tobacco plc	(14,161)	(545,825)	(151.7)
BT Group plc	(65,010)	(94,754)	(26.3)
Coca-Cola European Partners plc	(3,045)	(120,704)	(33.5)
DCC plc	(3,881)	(275,974)	(76.7)
DS Smith plc	(244,847)	(960,034)	(266.9)
Experian plc	(1,720)	(51,652)	(14.4)
Hargreaves Lansdown plc	(23,299)	(421,583)	(117.2)
HSBC Holdings plc	(43,750)	(224,873)	(62.5)
J Sainsbury plc	(121,060)	(301,294)	(83.8)
Johnson Matthey plc	(14,970)	(375,081)	(104.3)
London Stock Exchange Group plc	(1,951)	(182,607)	(50.8)
Melrose Industries plc	(94,446)	(118,048)	(32.8)
National Grid plc	(15,498)	(181,617)	(50.5)
Ocado Group plc	(71,158)	(1,437,228)	(399.6)
Persimmon plc	(21,987)	(609,178)	(169.4)
Prudential plc	(70,384)	(992,936)	(276.0)
Reckitt Benckiser Group plc	(8,748)	(728,706)	(202.6)
Royal Bank of Scotland Group plc	(130,360)	(181,867)	(50.6)
Severn Trent plc	(1,460)	(43,811)	(12.2)
Spirax-Sarco Engineering plc	(5,508)	(602,793)	(167.6)
SSE plc	(28,759)	(451,096)	(125.4)
St James’s Place plc	(52,822)	(562,459)	(156.4)
Standard Life Aberdeen plc	(45,790)	(126,823)	(35.3)
Taylor Wimpey plc	(334,766)	(618,260)	(171.9)
Tesco plc	(89,740)	(265,435)	(73.8)
United Utilities Group plc	(9,180)	(103,916)	(28.9)
Whitbread plc	(9,064)	(340,016)	(94.5)

		(11,576,608)

United States
Abbott Laboratories	(2,750)	(253,248)	(70.4)
Activision Blizzard, Inc.	(1,927)	(122,808)	(34.1)
Advanced Micro Devices, Inc.	(12,399)	(649,584)	(180.6)
AECOM	(3,280)	(118,933)	(33.1)
Allergan plc	(2,748)	(514,810)	(143.1)
Alnylam Pharmaceuticals, Inc.	(4,020)	(529,434)	(147.2)
Altice USA, Inc., Class A	(1,940)	(50,382)	(14.0)
Altria Group, Inc.	(4,620)	(181,335)	(50.4)
American Airlines Group, Inc.	(15,646)	(187,908)	(52.2)
Amphenol Corp., Class A	(5,765)	(508,819)	(141.5)
Analog Devices, Inc.	(2,540)	(278,384)	(77.4)
ANSYS, Inc.	(210)	(54,984)	(15.3)
Apple, Inc.	(240)	(70,512)	(19.6)
Aptiv plc	(6,725)	(467,724)	(130.0)
Aramark	(8,750)	(238,963)	(66.4)
Archer-Daniels-Midland Co.	(29,240)	(1,085,974)	(301.9)
Arista Networks, Inc.	(1,472)	(322,810)	(89.7)
Arthur J Gallagher & Co.	(4,510)	(354,035)	(98.4)
Aspen Technology, Inc.	(390)	(39,877)	(11.1)
Atlassian Corp. plc, Class A	(3,488)	(542,349)	(150.8)
Avangrid, Inc.	(13,070)	(562,010)	(156.2)
Baker Hughes Co.	(31,745)	(442,843)	(123.1)
Ball Corp.	(3,390)	(222,350)	(61.8)
Bank of America Corp.	(1,510)	(36,316)	(10.1)
Bausch Health Cos., Inc.	(28,196)	(510,912)	(142.0)
BioMarin Pharmaceutical, Inc.	(1,090)	(100,302)	(27.9)
Bio-Techne Corp.	(413)	(92,925)	(25.8)
Black Knight, Inc.	(2,130)	(150,314)	(41.8)
BorgWarner, Inc.	(2,150)	(61,426)	(17.1)
Broadcom, Inc.	(540)	(146,675)	(40.8)

28

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Brown & Brown, Inc.	(1,990)	$(71,461)	(19.9)%
Brown-Forman Corp., Class B	(5,699)	(354,478)	(98.6)
Bunge Ltd.	(7,567)	(300,183)	(83.5)
Cable One, Inc.	(200)	(382,572)	(106.4)
Cardinal Health, Inc.	(1,010)	(49,975)	(13.9)
CarMax, Inc.	(1,200)	(88,380)	(24.6)
Catalent, Inc.	(16,470)	(1,138,901)	(316.6)
Caterpillar, Inc.	(4,532)	(527,434)	(146.6)
Cboe Global Markets, Inc.	(900)	(89,442)	(24.9)
CBRE Group, Inc., Class A	(7,980)	(342,581)	(95.2)
Centene Corp.	(10,220)	(680,448)	(189.2)
CenterPoint Energy, Inc.	(7,450)	(126,874)	(35.3)
CenturyLink, Inc.	(1,443)	(15,325)	(4.3)
Ceridian HCM Holding, Inc.	(4,600)	(271,262)	(75.4)
Charles River Laboratories International, Inc.	(800)	(115,736)	(32.2)
Charles Schwab Corp. (The)	(7,670)	(289,312)	(80.4)
Cheniere Energy, Inc.	(6,728)	(314,130)	(87.3)
Church & Dwight Co., Inc.	(1,116)	(78,109)	(21.7)
Cigna Corp.	(1,790)	(350,446)	(97.4)
Cisco Systems, Inc.	(6,560)	(278,013)	(77.3)
Clorox Co. (The)	(2,480)	(462,371)	(128.5)
CME Group, Inc.	(4,342)	(773,788)	(215.1)
Cognex Corp.	(13,014)	(718,893)	(199.9)
Comcast Corp., Class A	(880)	(33,114)	(9.2)
Commerce Bancshares, Inc.	(2,480)	(151,751)	(42.2)
Conagra Brands, Inc.	(5,183)	(173,320)	(48.2)
Constellation Brands, Inc., Class A	(1,730)	(284,914)	(79.2)
Cooper Cos., Inc. (The)	(650)	(186,355)	(51.8)
CoStar Group, Inc.	(385)	(249,580)	(69.4)
Credit Acceptance Corp.	(130)	(40,504)	(11.3)
Crown Holdings, Inc.	(7,204)	(464,010)	(129.0)
Danaher Corp.	(5,030)	(822,204)	(228.6)
Deere & Co.	(4,507)	(653,785)	(181.8)
Discovery, Inc., Class C	(2,560)	(52,250)	(14.5)
DISH Network Corp., Class A	(8,575)	(214,504)	(59.6)
Dollar Tree, Inc.	(2,950)	(235,027)	(65.3)
DuPont de Nemours, Inc.	(5,010)	(235,570)	(65.5)
East West Bancorp, Inc.	(4,250)	(149,048)	(41.4)
Eastman Chemical Co.	(2,460)	(148,855)	(41.4)
Eaton Corp. plc	(2,620)	(218,770)	(60.8)
Elanco Animal Health, Inc.	(15,260)	(377,075)	(104.8)
Encompass Health Corp.	(500)	(33,125)	(9.2)
Exxon Mobil Corp.	(7,840)	(364,325)	(101.3)
Fastenal Co.	(1,330)	(48,173)	(13.4)
FedEx Corp.	(1,900)	(240,863)	(67.0)
First Republic Bank	(2,928)	(305,361)	(84.9)
Five Below, Inc.	(3,020)	(272,283)	(75.7)
FLIR Systems, Inc.	(2,900)	(125,860)	(35.0)
Ford Motor Co.	(8,830)	(44,945)	(12.5)
Fortive Corp.	(3,790)	(242,560)	(67.4)
Franklin Resources, Inc.	(19,530)	(367,945)	(102.3)
Freeport-McMoRan, Inc.	(37,640)	(332,361)	(92.4)
Gartner, Inc.	(2,233)	(265,303)	(73.8)
GCI Liberty, Inc., Class A	(4,140)	(251,836)	(70.0)
General Electric Co.	(16,749)	(113,893)	(31.7)
Global Payments, Inc.	(650)	(107,913)	(30.0)
Graco, Inc.	(8,133)	(363,220)	(101.0)
Hasbro, Inc.	(5,290)	(381,991)	(106.2)
Hess Corp.	(13,046)	(634,557)	(176.4)
Home Depot, Inc. (The)	(1,030)	(226,425)	(63.0)
Hormel Foods Corp.	(5,021)	(235,234)	(65.4)
HubSpot, Inc.	(1,864)	(314,326)	(87.4)
Huntington Bancshares, Inc.	(13,620)	(125,849)	(35.0)

	Shares	Value	% of Basket Value

United States (continued)
Huntington Ingalls Industries, Inc.	(1,330)	$(254,575)	(70.8)%
IHS Markit Ltd.	(4,050)	(272,565)	(75.8)
Illumina, Inc.	(150)	(47,855)	(13.3)
Ingersoll Rand, Inc.	(2,676)	(77,818)	(21.6)
International Business Machines Corp.	(660)	(82,870)	(23.0)
Intuitive Surgical, Inc.	(189)	(96,556)	(26.8)
Invesco Ltd.	(6,366)	(54,875)	(15.3)
IPG Photonics Corp.	(7,911)	(1,023,130)	(284.4)
Jack Henry & Associates, Inc.	(1,760)	(287,848)	(80.0)
Jacobs Engineering Group, Inc.	(5,288)	(437,582)	(121.7)
JB Hunt Transport Services, Inc.	(525)	(53,088)	(14.8)
Jones Lang LaSalle, Inc.	(400)	(42,232)	(11.7)
Keurig Dr Pepper, Inc.	(5,528)	(146,271)	(40.7)
Kimberly-Clark Corp.	(2,130)	(294,962)	(82.0)
KLA Corp.	(495)	(81,225)	(22.6)
Kraft Heinz Co. (The)	(8,120)	(246,280)	(68.5)
Kroger Co. (The)	(2,550)	(80,606)	(22.4)
L3Harris Technologies, Inc.	(450)	(87,165)	(24.2)
Las Vegas Sands Corp.	(7,620)	(365,912)	(101.7)
Lear Corp.	(1,320)	(128,898)	(35.8)
Leidos Holdings, Inc.	(3,610)	(356,704)	(99.2)
Lennar Corp., Class A	(8,561)	(428,649)	(119.2)
Lennox International, Inc.	(460)	(85,873)	(23.9)
Liberty Broadband Corp., Class C	(2,197)	(269,528)	(74.9)
Liberty Media Corp-Liberty Formula One, Class C	(13,309)	(428,417)	(119.1)
Lincoln National Corp.	(1,230)	(43,628)	(12.1)
Live Nation Entertainment, Inc.	(2,560)	(114,867)	(31.9)
Loews Corp.	(1,040)	(36,046)	(10.0)
Lowe’s Cos., Inc.	(3,870)	(405,383)	(112.7)
M&T Bank Corp.	(1,150)	(128,892)	(35.8)
Marathon Petroleum Corp.	(15,835)	(507,987)	(141.2)
Markel Corp.	(70)	(60,609)	(16.9)
Marsh & McLennan Cos., Inc.	(5,130)	(499,303)	(138.8)
Marvell Technology Group Ltd.	(28,180)	(753,533)	(209.5)
Microchip Technology, Inc.	(1,215)	(106,592)	(29.6)
Micron Technology, Inc.	(980)	(46,932)	(13.0)
Mohawk Industries, Inc.	(2,116)	(185,616)	(51.6)
Molina Healthcare, Inc.	(1,210)	(198,404)	(55.2)
Molson Coors Beverage Co., Class B	(4,150)	(170,192)	(47.3)
Monolithic Power Systems, Inc.	(1,800)	(359,838)	(100.0)
Monster Beverage Corp.	(560)	(34,614)	(9.6)
Mosaic Co. (The)	(21,570)	(248,271)	(69.0)
MSCI, Inc.	(440)	(143,880)	(40.0)
Mylan NV	(8,930)	(149,756)	(41.6)
Nasdaq, Inc.	(1,640)	(179,859)	(50.0)
Newell Brands, Inc.	(27,352)	(379,646)	(105.5)
Nordson Corp.	(2,180)	(350,784)	(97.5)
Norfolk Southern Corp.	(1,800)	(307,980)	(85.6)
Nucor Corp.	(1,050)	(43,250)	(12.0)
NVIDIA Corp.	(385)	(112,528)	(31.3)
Occidental Petroleum Corp.	(59,770)	(992,182)	(275.8)
Okta, Inc.	(1,460)	(220,898)	(61.4)
ON Semiconductor Corp.	(12,690)	(203,611)	(56.6)
ONEOK, Inc.	(9,204)	(275,476)	(76.6)
Parker-Hannifin Corp.	(730)	(115,428)	(32.1)
Paycom Software, Inc.	(500)	(130,510)	(36.3)
PerkinElmer, Inc.	(5,280)	(477,998)	(132.9)
Perrigo Co. plc	(4,670)	(248,911)	(69.2)
Pfizer, Inc.	(6,980)	(267,753)	(74.4)
Post Holdings, Inc.	(4,790)	(439,962)	(122.3)

29

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
PRA Health Sciences, Inc.	(1,040)	$(100,360)	(27.9)%
Principal Financial Group, Inc.	(10,050)	(365,921)	(101.7)
Progressive Corp. (The)	(1,770)	(136,821)	(38.0)
Proofpoint, Inc.	(1,550)	(188,682)	(52.5)
Prudential Financial, Inc.	(11,200)	(698,544)	(194.2)
QIAGEN NV	(8,760)	(364,787)	(101.4)
Regeneron Pharmaceuticals, Inc.	(90)	(47,329)	(13.2)
Reinsurance Group of America, Inc.	(2,070)	(216,688)	(60.2)
ResMed, Inc.	(1,366)	(212,167)	(59.0)
RingCentral, Inc., Class A	(490)	(111,980)	(31.1)
Roku, Inc.	(7,614)	(923,045)	(256.6)
Rollins, Inc.	(12,650)	(506,000)	(140.7)
Ross Stores, Inc.	(1,660)	(151,658)	(42.2)
Sarepta Therapeutics, Inc.	(2,177)	(256,625)	(71.3)
Sempra Energy	(1,340)	(165,959)	(46.1)
Sensata Technologies Holding plc	(3,375)	(122,783)	(34.1)
Service Corp. International	(3,100)	(113,894)	(31.7)
Southwest Airlines Co.	(2,420)	(75,625)	(21.0)
Splunk, Inc.	(8,410)	(1,180,428)	(328.2)
Square, Inc., Class A	(3,421)	(222,844)	(62.0)
SS&C Technologies Holdings, Inc.	(2,971)	(163,880)	(45.6)
State Street Corp.	(880)	(55,475)	(15.4)
Steel Dynamics, Inc.	(10,955)	(265,878)	(73.9)
SVB Financial Group	(1,340)	(258,848)	(72.0)
T. Rowe Price Group, Inc.	(340)	(39,314)	(10.9)
Tapestry, Inc.	(1,880)	(27,974)	(7.8)
Targa Resources Corp.	(32,639)	(423,001)	(117.6)
TD Ameritrade Holding Corp.	(2,730)	(107,207)	(29.8)
Thermo Fisher Scientific, Inc.	(180)	(60,242)	(16.7)
Tiffany & Co.	(3,400)	(430,100)	(119.6)
T-Mobile US, Inc.	(2,088)	(183,326)	(51.0)
Travelers Cos., Inc. (The)	(2,580)	(261,122)	(72.6)
Trimble, Inc.	(3,630)	(125,707)	(34.9)
Truist Financial Corp.	(12,390)	(462,395)	(128.6)
Twitter, Inc.	(2,660)	(76,289)	(21.2)
Tyler Technologies, Inc.	(1,670)	(535,552)	(148.9)
Ubiquiti, Inc.	(670)	(108,560)	(30.2)
UGI Corp.	(5,420)	(163,576)	(45.5)
Union Pacific Corp.	(1,960)	(313,188)	(87.1)
United Rentals, Inc.	(1,720)	(221,020)	(61.4)
Vail Resorts, Inc.	(1,309)	(223,839)	(62.2)
Valero Energy Corp.	(2,590)	(164,077)	(45.6)
Varian Medical Systems, Inc.	(1,210)	(138,400)	(38.5)
Verisk Analytics, Inc.	(1,100)	(168,113)	(46.7)
VF Corp.	(1,750)	(101,675)	(28.3)
ViacomCBS, Inc.	(11,480)	(198,145)	(55.1)
VMware, Inc., Class A	(1,290)	(169,661)	(47.2)
Walgreens Boots Alliance, Inc.	(820)	(35,498)	(9.9)
Wells Fargo & Co.	(6,939)	(201,578)	(56.0)
Western Digital Corp.	(14,008)	(645,489)	(179.5)
Westinghouse Air Brake Technologies Corp.	(1,290)	(72,782)	(20.2)
Westlake Chemical Corp.	(2,690)	(116,881)	(32.5)
WestRock Co.	(4,770)	(153,546)	(42.7)
WEX, Inc.	(1,350)	(178,632)	(49.7)
Wynn Resorts Ltd.	(5,205)	(445,184)	(123.8)
Xilinx, Inc.	(1,760)	(153,824)	(42.8)
XPO Logistics, Inc.	(6,620)	(441,819)	(122.8)
Xylem, Inc.	(9,048)	(650,551)	(180.9)
Zendesk, Inc.	(2,332)	(179,284)	(49.8)
Zillow Group, Inc., Class C	(37,030)	(1,627,839)	(452.6)

Shares		Value	% of Basket Value

United States (continued)
Zimmer Biomet Holdings, Inc.	(1,900)	$(227,430)	(63.2)%

		(58,219,688)

Total Reference Entity — Short		(123,719,263)

Net Value of Reference Entity — Credit Suisse International		$359,694

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of April 30, 2020, expiration dates 03/29/21-02/17/23:

Reference Entity — Long

Austria
OMV AG	4,470	145,954	5.1

Belgium
Colruyt SA	6,052	362,706	12.6

Denmark
Coloplast A/S, Class B	1,540	242,895	8.4
Genmab A/S	320	76,923	2.7
Novozymes A/S, Class B	778	38,166	1.3

		357,984

Finland
Elisa OYJ	1,540	93,583	3.2

France
Engie SA	21,150	229,468	7.9
Ipsen SA	5,250	390,930	13.5
Orange SA	230	2,794	0.1
Publicis Groupe SA	1,830	54,020	1.9
Thales SA	980	74,217	2.6

		751,429

Germany
Puma SE	1,610	101,133	3.5
Siemens AG (Registered)	8,010	739,188	25.5

		840,321

Japan
Mitsui & Co. Ltd.	3,700	51,646	1.8
ORIX Corp.	6,900	81,196	2.8
Yamaha Corp.	100	4,037	0.1

		136,879

Netherlands
EXOR NV	820	44,718	1.6
Heineken NV	1,750	148,855	5.2
Koninklijke Ahold Delhaize NV	35,640	865,352	29.9
Koninklijke KPN NV	46,100	106,184	3.7
Koninklijke Philips NV	5,800	252,836	8.7
NN Group NV	1,186	34,308	1.2

		1,452,253

Norway
Telenor ASA	3,260	50,005	1.7
Yara International ASA	9,190	312,134	10.8

		362,139

Spain
Aena SME SA	261	33,039	1.1
Amadeus IT Group SA	3,130	149,402	5.2

		182,441

30

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Sweden
Hennes & Mauritz AB, Class B	47,390	$647,802	22.4%
Tele2 AB, Class B	6,860	88,457	3.1

		736,259

United Kingdom
Auto Trader Group plc	47,000	270,556	9.4
BAE Systems plc	3,520	22,452	0.8
easyJet plc	149	1,129	0.0
Informa plc	27,730	153,177	5.3
Next plc	750	44,654	1.5
Rolls-Royce Holdings plc	84,110	348,128	12.0
Sage Group plc (The)	4,600	36,995	1.3

		877,091

United States
Carnival plc	3,108	42,829	1.5

Total Reference Entity — Long		6,341,868

Reference Entity — Short

Chile
Antofagasta plc	(10,620)	(108,748)	(3.8)

Denmark
Danske Bank A/S	(14,840)	(176,197)	(6.1)
Demant A/S	(5,100)	(121,930)	(4.2)
H Lundbeck A/S	(3,590)	(130,984)	(4.5)
Orsted A/S	(900)	(90,909)	(3.2)
Vestas Wind Systems A/S	(510)	(43,795)	(1.5)

		(563,815)

Finland
Sampo OYJ, Class A	(1,910)	(63,311)	(2.2)
Stora Enso OYJ, Class R	(7,170)	(84,352)	(2.9)
Wartsila OYJ Abp	(5,954)	(43,704)	(1.5)

		(191,367)

Germany
Commerzbank AG	(20,430)	(75,324)	(2.6)
KION Group AG	(2,340)	(116,069)	(4.0)
Nemetschek SE	(1,320)	(83,048)	(2.9)
Sartorius AG (Preference)	(370)	(103,948)	(3.6)
Uniper SE	(5,500)	(147,964)	(5.1)
Volkswagen AG	(747)	(110,439)	(3.8)
Zalando SE	(2,420)	(118,613)	(4.1)

		(755,405)

Japan
Yamaha Corp.	(100)	(4,037)	(0.1)

Jordan
Hikma Pharmaceuticals plc	(1,720)	(51,229)	(1.8)

Netherlands
Adyen NV	(40)	(39,503)	(1.4)
NN Group NV	(2,496)	(72,203)	(2.5)

		(111,706)

Norway
Aker BP ASA	(7,380)	(121,161)	(4.2)

	Shares	Value	% of Basket Value

Portugal
EDP — Energias de Portugal SA	(39,530)	$(166,574)	(5.8)%

Sweden
Epiroc AB, Class A	(6,020)	(60,246)	(2.1)
SKF AB, Class B	(3,380)	(53,348)	(1.9)
Svenska Cellulosa AB SCA, Class B	(5,210)	(55,261)	(1.9)
Telia Co. AB	(10,040)	(34,909)	(1.2)

		(203,764)

United Kingdom
Admiral Group plc	(2,190)	(63,906)	(2.2)
British American Tobacco plc	(1,650)	(63,598)	(2.2)
BT Group plc	(129,200)	(188,312)	(6.5)
Diageo plc	(1,450)	(49,923)	(1.7)
easyJet plc	(149)	(1,129)	(0.0)
Experian plc	(2,370)	(71,172)	(2.5)
Hargreaves Lansdown plc	(4,470)	(80,882)	(2.8)
Imperial Brands plc	(2,780)	(58,487)	(2.0)
Prudential plc	(6,830)	(96,354)	(3.3)
Severn Trent plc	(1,330)	(39,910)	(1.4)
Standard Life Aberdeen plc	(43,990)	(121,837)	(4.2)
Tesco plc	(38,980)	(115,296)	(4.0)
United Utilities Group plc	(9,820)	(111,161)	(3.9)

		(1,061,967)

United States
QIAGEN NV	(2,650)	(110,352)	(3.8)

Total Reference Entity — Short		(3,450,125)

Net Value of Reference Entity — Deutsche Bank AG		$2,891,743

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of April 30, 2020, expiration date 02/08/23:

Reference Entity — Long

Japan
ORIX Corp.	6,900	81,196	100.0

South Korea
HDC Holdings Co. Ltd.	1	7	0.0

United States
Fortive Corp.	1	64	0.1

Total Reference Entity — Long		81,267

Reference Entity — Short

United States
Lennar Corp., Class B	(1)	(38)	(0.1)

Total Reference Entity — Short		(38)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$81,229

31

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan New Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CDI	Crest Depository Interests

CVA	Certification Van Aandelon (Dutch Certificate)

CVR	Contingent Value Rights

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

RBOB	Reformulated Gasoline Blend Stock for Oxygen Blending

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

WTI	West Texas Intermediate

32

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Total Factor Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments (a)	$—	$25,794,382	$—	$25,794,382
Short-Term Securities:
Money Market Funds	51,454,761	—	—	51,454,761
U.S. Treasury Obligations	—	183,971,019	—	183,971,019

	$51,454,761	$209,765,401	$—	$261,220,162

Derivative Financial Instruments (b)
Assets:
Commodity contracts	$465,244	$—	$—	$465,244
Credit contracts	—	218,795	—	218,795
Equity contracts	966,451	4,217,823	—	5,184,274
Foreign currency exchange contracts	—	18,607,348	—	18,607,348
Interest rate contracts	1,603,417	—	—	1,603,417
Liabilities:
Commodity contracts	(773,894)	—	—	(773,894)
Equity contracts	(3,606,360)	(4,312,756)	—	(7,919,116)
Foreign currency exchange contracts	—	(19,065,159)	—	(19,065,159)
Interest rate contracts	(755,991)	—	—	(755,991)

	$(2,101,133)	$(333,949)	$—	$(2,435,082)

(a)	See above Consolidated Schedule of Investments for values in each security type.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

33